Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2010	Jul. 31, 2010	Dec. 31, 2009
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-06-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	PG
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,838,474,868
Entity Public Float			$ 176,000,000,000

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
NET SALES	$ 78,938	$ 76,694	$ 79,257
Cost of products sold	37,919	38,690	39,261
Selling, general and administrative expense	24,998	22,630	24,017
OPERATING INCOME	16,021	15,374	15,979
Interest expense	946	1,358	1,467
Other non-operating income/(expense), net	(28)	397	373
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	15,047	14,413	14,885
Income taxes on continuing operations	4,101	3,733	3,594
NET EARNINGS FROM CONTINUING OPERATIONS	10,946	10,680	11,291
Net earnings from discontinued operations	1,790	2,756	784
NET EARNINGS	$ 12,736	$ 13,436	$ 12,075
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.7	$ 3.55	$ 3.61
Earnings from discontinued operations	$ 0.62	$ 0.94	$ 0.25
BASIC NET EARNINGS PER COMMON SHARE	$ 4.32	$ 4.49	$ 3.86
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.53	$ 3.39	$ 3.4
Earnings from discontinued operations	$ 0.58	$ 0.87	$ 0.24
DILUTED NET EARNINGS PER COMMON SHARE	$ 4.11	$ 4.26	$ 3.64
DIVIDENDS PER COMMON SHARE	$ 1.8	$ 1.64	$ 1.45

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jun. 30, 2010		Jun. 30, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 2,879		$ 4,781
Accounts receivable	5,335		5,836
INVENTORIES
Materials and supplies	1,692		1,557
Work in process	604		672
Finished goods	4,088		4,651
Total inventories	6,384		6,880
Deferred income taxes	990		1,209
Prepaid expenses and other current assets	3,194		3,199
TOTAL CURRENT ASSETS	18,782		21,905
PROPERTY, PLANT AND EQUIPMENT
Buildings	6,868		6,724
Machinery and equipment	29,294		29,042
Land	850		885
Total property, plant and equipment	37,012		36,651
Accumulated depreciation	(17,768)		(17,189)
NET PROPERTY, PLANT AND EQUIPMENT	19,244		19,462
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill	54,012		56,512
Trademarks and other intangible assets, net	31,636		32,606
NET GOODWILL AND OTHER INTANGIBLE ASSETS	85,648		89,118
OTHER NONCURRENT ASSETS	4,498		4,348
TOTAL ASSETS	128,172	[1]	134,833	[1]
CURRENT LIABILITIES
Accounts payable	7,251		5,980
Accrued and other liabilities	8,559		8,601
Debt due within one year	8,472		16,320
TOTAL CURRENT LIABILITIES	24,282		30,901
LONG-TERM DEBT	21,360		20,652
DEFERRED INCOME TAXES	10,902		10,752
OTHER NONCURRENT LIABILITIES	10,189		9,146
TOTAL LIABILITIES	66,733		71,451
SHAREHOLDERS' EQUITY
Common stock, stated value $1 per share (10,000 shares authorized; shares issued: 2010 - 4,007.6, 2009 - 4,007.3)	4,008		4,007
Additional paid-in capital	61,697		61,118
Reserve for ESOP debt retirement	(1,350)		(1,340)
Accumulated other comprehensive income (loss)	(7,822)		(3,358)
Treasury stock, at cost (shares held: 2010 - 1,164.1, 2009 - 1,090.3)	(61,309)		(55,961)
Retained earnings	64,614		57,309
Noncontrolling interest	324		283
TOTAL SHAREHOLDERS' EQUITY	61,439		63,382
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	128,172		134,833
Convertible Class A preferred stock
SHAREHOLDERS' EQUITY
Preferred stock value	$ 1,277		$ 1,324

[1]	Prior years' total assets have been updated to reflect a change in management accountability for certain items, primarily accounts receivable, from the reportable segments to Corporate.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data	Jun. 30, 2010	Jun. 30, 2009
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	4,007.6	4,007.3
Treasury stock, shares	1,164.1	1,090.3
Convertible Class A preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	600	600
Non-Voting Class B preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	200	200

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands	Common Shares Outstanding	Preferred Stock	Additional Paid-In Capital	Reserve for ESOP Debt Retirement	Accumulated Other Comprehensive Income (loss)	Noncontrolling Interest	Treasury Stock	Retained Earnings		Total
BEGINNING BALANCE (in shares) at Jun. 30, 2007	3,131,946
BEGINNING BALANCE at Jun. 30, 2007	$ 3,990	$ 1,406	$ 59,030	$ (1,308)	$ 617	$ 252	$ (38,772)	$ 41,797		$ 67,012
Net earnings								12,075		12,075
Other comprehensive income:
Financial statement translation					6,543					6,543
Hedges and investment securities, net of $520 in 2010, $452 in 2009 and $1664 in 2008 tax					(2,906)					(2,906)
Defined benefit retirement plans, net of $465 in 2010, $879 in 2009 and $120 in 2008 tax					(508)					(508)
Total comprehensive income										15,204
Cumulative impact for adoption of new accounting guidance								(232)	[1]	(232)	[1]
Dividends to shareholders:
Common								(4,479)		(4,479)
Preferred dividends, net of tax benefit								(176)		(176)
Treasury purchases (in shares)	(148,121)
Treasury purchases							(10,047)			(10,047)
Employee plan issuances (in shares)	43,910
Employee plan issuances	12		1,272				1,196			2,480
Preferred stock conversions (in shares)	4,982
Preferred stock conversions		(40)	5				35
ESOP debt impacts				(17)				1		(16)
Noncontrolling interest						38				38
ENDING BALANCE (in shares) at Jun. 30, 2008	3,032,717
ENDING BALANCE at Jun. 30, 2008	4,002	1,366	60,307	(1,325)	3,746	290	(47,588)	48,986		69,784
Net earnings								13,436		13,436
Other comprehensive income:
Financial statement translation					(6,151)					(6,151)
Hedges and investment securities, net of $520 in 2010, $452 in 2009 and $1664 in 2008 tax					748					748
Defined benefit retirement plans, net of $465 in 2010, $879 in 2009 and $120 in 2008 tax					(1,701)					(1,701)
Total comprehensive income										6,332
Cumulative impact for adoption of new accounting guidance								(84)	[1]	(84)	[1]
Dividends to shareholders:
Common								(4,852)		(4,852)
Preferred dividends, net of tax benefit								(192)		(192)
Treasury purchases (in shares)	(98,862)
Treasury purchases							(6,370)			(6,370)
Employee plan issuances (in shares)	16,841
Employee plan issuances	5		804				428			1,237
Preferred stock conversions (in shares)	4,992
Preferred stock conversions		(42)	7				35
Shares tendered for Folgers coffee subsidiary (in shares)	(38,653)									38,700
Shares tendered for Folgers coffee subsidiary							(2,466)			(2,466)
ESOP debt impacts				(15)				15
Noncontrolling interest						(7)				(7)
ENDING BALANCE (in shares) at Jun. 30, 2009	2,917,035
ENDING BALANCE at Jun. 30, 2009	4,007	1,324	61,118	(1,340)	(3,358)	283	(55,961)	57,309		63,382
Net earnings								12,736		12,736
Other comprehensive income:
Financial statement translation					(4,194)					(4,194)
Hedges and investment securities, net of $520 in 2010, $452 in 2009 and $1664 in 2008 tax					867					867
Defined benefit retirement plans, net of $465 in 2010, $879 in 2009 and $120 in 2008 tax					(1,137)					(1,137)
Total comprehensive income										8,272
Dividends to shareholders:
Common								(5,239)		(5,239)
Preferred dividends, net of tax benefit								(219)		(219)
Treasury purchases (in shares)	(96,759)
Treasury purchases							(6,004)			(6,004)
Employee plan issuances (in shares)	17,616
Employee plan issuances	1		574				616			1,191
Preferred stock conversions (in shares)	5,579
Preferred stock conversions		(47)	7				40
ESOP debt impacts				(10)				27		17
Noncontrolling interest			(2)			41				39
ENDING BALANCE (in shares) at Jun. 30, 2010	2,843,471
ENDING BALANCE at Jun. 30, 2010	$ 4,008	$ 1,277	$ 61,697	$ (1,350)	$ (7,822)	$ 324	$ (61,309)	$ 64,614		$ 61,439

[1]	Cumulative impact of adopting new accounting guidance relates to: 2008 - uncertainty in income taxes; 2009 - split-dollar life insurance arrangements.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Hedges and investment securities, tax	$ 520	$ 452	$ 1,664
Defined benefit retirement plans, tax	$ 465	$ 879	$ 120

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 4,781	$ 3,313	$ 5,354
OPERATING ACTIVITIES
Net earnings	12,736	13,436	12,075
Depreciation and amortization	3,108	3,082	3,166
Share-based compensation expense	453	516	555
Deferred income taxes	36	596	1,214
Gain on sale of businesses	(2,670)	(2,377)	(284)
Change in accounts receivable	(14)	415	432
Change in inventories	86	721	(1,050)
Change in accounts payable, accrued and other liabilities	2,446	(742)	297
Change in other operating assets and liabilities	(305)	(758)	(1,270)
Other	196	30	(127)
TOTAL OPERATING ACTIVITIES	16,072	14,919	15,008
INVESTING ACTIVITIES
Capital expenditures	(3,067)	(3,238)	(3,046)
Proceeds from asset sales	3,068	1,087	928
Acquisitions, net of cash acquired	(425)	(368)	(381)
Change in investments	(173)	166	(50)
TOTAL INVESTING ACTIVITIES	(597)	(2,353)	(2,549)
FINANCING ACTIVITIES
Dividends to shareholders	(5,458)	(5,044)	(4,655)
Change in short-term debt	(1,798)	(2,420)	2,650
Additions to long-term debt	3,830	4,926	7,088
Reductions of long-term debt	(8,546)	(2,587)	(11,747)
Treasury stock purchases	(6,004)	(6,370)	(10,047)
Impact of stock options and other	721	681	1,867
TOTAL FINANCING ACTIVITIES	(17,255)	(10,814)	(14,844)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(122)	(284)	344
CHANGE IN CASH AND CASH EQUIVALENTS	(1,902)	1,468	(2,041)
CASH AND CASH EQUIVALENTS, END OF YEAR	2,879	4,781	3,313
Cash payments for:
Interest	1,184	1,226	1,373
Income Taxes	4,175	3,248	3,499
Assets acquired through non-cash capital leases	20	8	13
Divestiture of coffee business in exchange for shares of P&G stock		$ 2,466

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

The Procter & Gamble Company’s (the “Company,” “we” or “us”) business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, salons and high-frequency stores. We have on-the-ground operations in approximately 80 countries.

Basis of Presentation

The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.

Use of Estimates

Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in valuation models, versus those anticipated at the time of the valuations, could result in impairment charges that may materially affect the financial statements in a given year.

Revenue Recognition

Sales are recognized when revenue is realized or realizable and has been earned. Most revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period that the revenue is recognized.

Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold

Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense

Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were  $1,950 in 2010,  $1,864 in 2009 and  $1,946 in 2008. Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were  $8,576 in 2010,  $7,519 in 2009 and  $8,520 in 2008. Non-advertising related components of the Company’s total marketing spending include costs associated with consumer promotions, product sampling and sales aids, all of which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.

Other Non-Operating Income/(Expense), Net

Other non-operating income/(expense), net, primarily includes net divestiture gains, interest and investment income and the provision for income attributable to noncontrolling interests.

Currency Translation

Financial statements of operating subsidiaries outside the United States of America (U.S.) generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in other comprehensive income (OCI). Currency translation adjustments in accumulated OCI were a loss of  $861 at June 30, 2010 and a gain of  $3,333 at June 30, 2009. For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Remeasurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation

The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities.

Cash Equivalents

Highly liquid investments with remaining stated maturities of three months or less when purchased are considered cash equivalents and recorded at cost.

Investments

Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses are charged to earnings for investments classified as trading. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in shareholders’ equity. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or shareholders’ equity depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments and are classified as other noncurrent assets. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method.

Inventory Valuation

Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average cost method.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets’ estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets

Goodwill and indefinite-lived brands are not amortized, but are evaluated for impairment annually or when indicators of a potential impairment are present. Our impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangibles. The annual evaluation for impairment of goodwill and indefinite-lived intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. We believe such assumptions are also comparable to those that would be used by other marketplace participants.

We have acquired brands that have been determined to have indefinite lives due to the nature of our business. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived brands may be adjusted to a determinable life.

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Fair Values of Financial Instruments

Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, other investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 4 and Note 5, respectively.

New Accounting Pronouncements and Policies

Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the Consolidated Financial Statements.

FAIR VALUE MEASUREMENTS

On July 1, 2008, we adopted new accounting guidance on fair value measurements. The new guidance defines fair value, establishes a framework for measuring fair value under U.S. GAAP and expands disclosures about fair value measurements. It was effective for the Company beginning July 1, 2008, for certain financial assets and liabilities and, beginning July 1, 2009, for certain non-financial assets and liabilities. Refer to Note 5 for additional information regarding our fair value measurements for financial and non-financial assets and liabilities.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

AND HEDGING ACTIVITIES

On January 1, 2009, we adopted new accounting guidance on disclosures about derivative instruments and hedging activities. The new guidance impacts disclosures only and requires additional qualitative and quantitative information on the use of derivatives and their impact on an entity’s financial position, results of operations and cash flows. Refer to Note 5 for additional information regarding our risk management activities, including derivative instruments and hedging activities.

BUSINESS COMBINATIONS

On July 1, 2009, we adopted new accounting guidance on business combinations. The new guidance revised the method of accounting for a number of aspects of business combinations including acquisition costs, contingencies (including contingent assets, contingent liabilities and contingent purchase price) and post-acquisition exit activities of acquired businesses. The adoption of the new guidance did not have a material effect on our financial position, results of operations or cash flows.

NONCONTROLLING INTERESTS IN

CONSOLIDATED FINANCIAL STATEMENTS

On July 1, 2009, we adopted new accounting guidance on noncontrolling interests in consolidated financial statements. The new accounting guidance requires that a noncontrolling interest in the equity of a subsidiary be accounted for and reported as equity, provides revised guidance on the treatment of net income and losses attributable to the noncontrolling interest and changes in ownership interests in a subsidiary and requires additional disclosures that identify and distinguish between the interests of the controlling and noncontrolling owners. The Company’s retrospective adoption of the new guidance on July 1, 2009 did not have a material effect on our financial position, results of operations or cash flows. Net expense for income attributable to the noncontrolling interests totaling  $110 in 2010,  $86 in 2009 and  $78 in 2008 is not presented separately in the Consolidated Statements of Earnings due to immateriality, but is reflected within other non-operating income/(expense), net. After deduction of the net expense for income attributable to noncontrolling interests, net earnings represents net income attributable to the Company’s common shareholders.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2010
GOODWILL AND INTANGIBLE ASSETS

NOTE 2

GOODWILL AND INTANGIBLE ASSETS

The change in the net carrying amount of goodwill by Global Business Unit (GBU) was as follows:

	2010	2009
BEAUTY & GROOMING GBU
Beauty, beginning of year	$18,668	$19,662
Acquisitions and divestitures	18	66
Translation and other	(1,111)	(1,060)

GOODWILL, JUNE 30	17,575	18,668

Grooming, beginning of year	21,391	22,553
Acquisitions and divestitures	(35)	(214)
Translation and other	(972)	(948)

GOODWILL, JUNE 30	20,384	21,391

HEALTH & WELL-BEING GBU
Health Care, beginning of year	8,404	8,750
Acquisitions and divestitures	(249)	(81)
Translation and other	(296)	(265)

GOODWILL, JUNE 30	7,859	8,404

Snacks and Pet Care, beginning of year	2,055	2,434
Acquisitions and divestitures	154	(356)
Translation and other	(6)	(23)

GOODWILL, JUNE 30	2,203	2,055

HOUSEHOLD CARE GBU
Fabric Care and Home Care, beginning of year	4,408	4,655
Acquisitions and divestitures	(6)	(46)
Translation and other	(154)	(201)

GOODWILL, JUNE 30	4,248	4,408

Baby Care and Family Care, beginning of year	1,586	1,713
Acquisitions and divestitures	(1)	(7)
Translation and other	(140)	(120)

GOODWILL, JUNE 30	1,445	1,586

CORPORATE
Corporate, beginning of year	—	—
Acquisitions and divestitures	298	—
Translation and other	—	—

GOODWILL, JUNE 30	298	—

GOODWILL, beginning of year	56,512	59,767
Acquisitions and divestitures	179	(638)
Translation and other	(2,679)	(2,617)

GOODWILL, JUNE 30	54,012	56,512

The decrease in goodwill during fiscal 2010 was primarily due to currency translation across all GBUs. Acquisitions and divestitures reflect the acquisition of MDVIP, a physicians’ network focused on preventative medicine, and Natura, a leading producer and distributor of branded premium natural pet foods, partially offset by the divestiture of the global pharmaceuticals business. The decrease in goodwill during fiscal 2009 was primarily due to currency translation across all GBUs and the divestiture of the Coffee business.

Identifiable intangible assets were comprised of:

	2010		2009
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,284	$1,318	$3,580	$1,253
Patents and technology	3,140	1,575	3,168	1,332
Customer relationships	1,947	460	1,853	411
Other	304	205	320	210

TOTAL	8,675	3,558	8,921	3,206

BRANDS WITH INDEFINITE LIVES	26,519	—	26,891	—

TOTAL	35,194	3,558	35,812	3,206

The amortization of intangible assets was as follows:

Years ended June 30	2010	2009	2008
Intangible Asset Amortization	$601	$648	$649

Estimated amortization expense over the next five years is as follows:

Years ended June 30	2011	2012	2013	2014	2015
Estimated Amortization Expense	$530	$490	$470	$434	$401

Such estimates do not reflect the impact of future foreign exchange rate changes.

SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2010
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 3

SUPPLEMENTAL FINANCIAL INFORMATION

Selected components of current and noncurrent liabilities were as follows:

June 30	2010	2009
ACCRUED AND OTHER LIABILITIES — CURRENT
Marketing and promotion	$2,857	$2,378
Compensation expenses	1,822	1,983
Taxes payable	622	722
Other	3,258	3,518

TOTAL	8,559	8,601

OTHER NONCURRENT LIABILITIES
Pension benefits	$4,701	$3,798
Other postretirement benefits	1,915	1,516
Uncertain tax positions	2,381	2,705
Other	1,192	1,127

TOTAL	10,189	9,146

SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Jun. 30, 2010
SHORT-TERM AND LONG-TERM DEBT

NOTE 4

SHORT-TERM AND LONG-TERM DEBT

June 30	2010	2009
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$564	$6,941
Commercial paper	7,838	5,027
Other	70	4,352

TOTAL	8,472	16,320

Short-term weighted average interest rates(1)	0.4%	2.0%

(1)	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

June 30	2010	2009
LONG-TERM DEBT
1.35% USD note due August 2011	$1,000	$—
4.88% EUR note due October 2011	1,221	1,411
1.38% USD note due August 2012	1,250	—
3.38% EUR note due December 2012	1,710	1,975
4.50% EUR note due May 2014	1,832	2,116
4.95% USD note due August 2014	900	900
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,129	—
3.15% USD note due September 2015	500	—
4.85% USD note due December 2015	700	700
5.13% EUR note due October 2017	1,344	1,552
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	733	846
9.36% ESOP debentures due 2010 – 2021(1)	854	896
4.88% EUR note due May 2027	1,221	1,411
6.25% GBP note due January 2030	753	832
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	401	392
All other long-term debt	1,876	10,062
Current portion of long-term debt	(564)	(6,941)

TOTAL	21,360	20,652

Fair value of long-term debt	23,072	21,514
Long-term weighted average interest rates(2)	3.6%	4.9%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.
(2)	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.

Long-term debt maturities during the next five years are as follows:

June 30	2011	2012	2013	2014	2015
Debt maturities	$564	$2,304	$3,051	$1,924	$2,897

The Procter & Gamble Company fully and unconditionally guarantees the registered debt and securities issued by its 100% owned finance subsidiaries.

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2010
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS

NOTE 5

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS

As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure netting and correlation. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions which we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.

At inception, we formally designate and document qualifying instruments as hedges of underlying exposures. We formally assess, at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure. Fluctuations in the value of these instruments generally are offset by changes in the value or cash flows of the underlying exposures being hedged. This offset is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. The ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings. The amount of ineffectiveness recognized is immaterial for all years presented.

Credit Risk Management

We have counterparty credit guidelines and generally enter into transactions with investment grade financial institutions. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. Credit risk arising from the inability of a counterparty to meet the terms of our financial instrument contracts generally is limited to the amounts, if any, by which the counterparty’s obligations to us exceed our obligations to the counterparty. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.

Certain of the Company’s financial instruments used in hedging transactions are governed by industry standard netting agreements with counterparties. If the Company’s credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangement. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2010 was  $226. The Company has never been required to post collateral as a result of these contractual features.

Interest Rate Risk Management

Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to an agreed-upon notional amount.

Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in fair value of the hedging instrument is reported in OCI and reclassified into interest expense over the life of the underlying debt. The ineffective portion for both cash flow and fair value hedges, which is not material for any year presented, is immediately recognized in earnings.

Foreign Currency Risk Management

We manufacture and sell our products and finance operations in a number of countries throughout the world and, as a result, are exposed to movements in foreign currency exchange rates. The purpose of our foreign currency hedging program is to manage the volatility associated with short-term changes in exchange rates.

To manage this exchange rate risk, we have historically utilized a combination of forward contracts, options and currency swaps. As of June 30, 2010, we had currency swaps with maturities up to five years, which are intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies. These swaps are accounted for as cash flow hedges. The Company may utilize and designate forward contracts and options to offset the effect of exchange rate fluctuations on forecasted sales, inventory purchases and intercompany royalties denominated in foreign currencies. The effective portion of the changes in fair value of these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which is not material for any year presented, is immediately recognized in earnings.

The change in value of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions, income from international operations and certain balance sheet items subject to revaluation is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.

Net Investment Hedging

We hedge certain net investment positions in major foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of foreign currency debt as a hedge of the applicable net investment position or enter into foreign currency swaps that are designated as hedges of our related foreign net investments. Changes in the fair value of these instruments are immediately recognized in OCI to offset the change in the value of the net investment being hedged. Currency effects of these hedges reflected in OCI were after-tax gains of  $789 and  $964 in 2010 and 2009, respectively. Accumulated net balances were after-tax losses of  $3,270 and  $4,059 as of June 30, 2010 and 2009, respectively.

Commodity Risk Management

Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we may use futures and options with maturities generally less than one year and swap contracts with maturities up to five years. These market instruments generally are designated as cash flow hedges. The effective portion of the changes in fair value for these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the hedged transactions affect earnings. The ineffective and non-qualifying portions, which are not material for any year presented, are immediately recognized in earnings.

Insurance

We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage in situations where it is required by law, by contract or deemed to be in the best interest of the Company.

Fair Value Hierarchy

Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Unobservable inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. We calculate the fair value of our Level 1 and Level 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. The fair value of our Level 3 instruments is calculated as the net present value of expected cash flows based on externally provided or obtained inputs. Certain assets may also be based on sales prices of similar assets. These valuations take into consideration the credit risk of both the Company and our counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the year.

The following table sets forth the Company’s financial assets and liabilities as of June 30, 2010 and 2009 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2010	2009	2010	2009	2010	2009	2010	2009
ASSETS AT FAIR VALUE:
Investment securities	$12	$—	$—	$174	$45	$38	$57	$212
Derivatives relating to:
Other foreign currency instruments(1)	—	—	81	300	—	—	81	300
Interest rates	—	—	191	—	—	—	191	—
Net investment hedges	—	—	14	83	—	—	14	83
Commodities	—	3	10	25	—	—	10	28

TOTAL ASSETS AT FAIR VALUE(2)	12	3	296	582	45	38	353	623

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	177	103	—	—	177	103
Other foreign currency instruments(1)	—	—	175	39	—	—	175	39
Interest rates	—	—	—	13	—	—	—	13
Net investment hedges	—	—	23	85	—	—	23	85
Commodities	—	2	—	96	—	3	—	101

TOTAL LIABILITIES AT FAIR VALUE(3)	—	2	375	336	—	3	375	341

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.
(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.
(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. There was no significant activity within the Level 3 financial assets and liabilities during the years presented.

On July 1, 2009, we adopted the provisions of the fair value measurement accounting and disclosure guidance related to non-financial assets and liabilities recognized or disclosed at fair value on a non-recurring basis. Assets and liabilities subject to this new guidance primarily include goodwill, indefinite-lived intangible assets and other long-lived assets measured at fair value for impairment assessments and non-financial assets and liabilities measured at fair value in business combinations. There were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the fiscal year ended June 30, 2010.

Disclosures about Derivative Instruments

The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2010 and 2009 are as follows:

	Notional Amount		Fair Value Asset (Liability)
June 30	2010	2009	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$4,000	$—	$(13)
Foreign currency contracts	690	690	(177)	(103)
Commodity contracts	43	503	10	(73)

TOTAL	733	5,193	(167)	(189)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	7,942	—	191	—

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,586	2,271	(9)	(2)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	11,845	12,348	(94)	261
Commodity contracts	19	—	—	—

TOTAL	11,864	12,348	(94)	261

The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company’s derivative activity during the period.

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$19	$18
Foreign currency contracts	23	26
Commodity contracts	11	(62)

TOTAL	53	(18)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(8)	(2)

During the next 12 months, the amount of the June 30, 2010 accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.

The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2010 and 2009 are as follows:

	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$(8)	$(56)
Foreign currency contracts	(48)	(66)
Commodity contracts	(76)	(170)

TOTAL	(132)	(292)

	Amount of Gain (Loss) Recognized in Income
Years ended June 30	2010	2009
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$191	$—
Debt	(196)	—

TOTAL	(5)	—

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	3	(5)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts	(814)	(1,047)
Commodity contracts	1	(5)

TOTAL	(813)	(1,052)

(1)	The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative expense and interest expense and commodity contracts in cost of products sold.
(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.
(3)	The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2010
EARNINGS PER SHARE

NOTE 6

EARNINGS PER SHARE

Net earnings less preferred dividends (net of related tax benefits) are divided by the weighted average number of common shares outstanding during the year to calculate basic net earnings per common share. Diluted net earnings per common share are calculated to give effect to stock options and other stock-based awards (see Note 7) and assume conversion of preferred stock (see Note 8).

Net earnings and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2010	2009	2008
NET EARNINGS FROM CONTINUING OPERATIONS	$10,946	$10,680	$11,291
Preferred dividends, net of tax benefit	(219)	(192)	(176)

NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS	10,727	10,488	11,115
Preferred dividends, net of tax benefit	219	192	176

DILUTED NET EARNINGS FROM CONTINUING OPERATIONS	10,946	10,680	11,291
Net earnings from discontinued operations	1,790	2,756	784

NET EARNINGS	12,736	13,436	12,075

Shares in millions; Years ended June 30	2010	2009	2008
Basic weighted average common shares outstanding	2,900.8	2,952.2	3,080.8
Effect of dilutive securities
Conversion of preferred shares(1)	134.0	139.2	144.2
Exercise of stock options and other unvested equity awards(2)	64.5	62.7	91.8

DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	3,099.3	3,154.1	3,316.8

(1)	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs’ obligations through 2035.
(2)	Approximately 101 million in 2010, 92 million in 2009 and 40 million in 2008 of the Company’s outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2010
STOCK-BASED COMPENSATION

NOTE 7

STOCK-BASED COMPENSATION

We have stock-based compensation plans under which we annually grant stock option and restricted stock awards to key managers and directors. Exercise prices on options granted have been, and continue to be, set equal to the market price of the underlying shares on the date of the grant. Since September 2002, the key manager stock option awards granted are vested after three years and have a 10-year life. The key manager stock option awards granted from July 1998 through August 2002 vested after three years and have a 15-year life. Key managers can elect to receive up to 50% of the value of their option award in restricted stock units (RSUs). Key manager RSUs are vested and settled in shares of common stock five years from the grant date. The awards provided to the Company’s directors are in the form of restricted stock and RSUs. In addition to our key manager and director grants, we make other minor stock option and RSU grants to employees for which the terms are not substantially different.

A total of 180 million shares of common stock were authorized for issuance under stock-based compensation plans approved by shareholders in 2003 and 2009. The number of shares available for award under the 2009 plan includes the shares previously authorized but not awarded under the shareholder approved plan in 2001 and the shares available for issuance under a plan approved by Gillette shareholders in 2004. A total of 155 million shares remain available for grant under the 2003 and 2009 plans.

Total stock-based compensation expense for stock option grants was  $417,  $460 and  $522 for 2010, 2009 and 2008, respectively. Total compensation cost for restricted stock, RSUs and other stock-based grants was  $36,  $56 and  $33 in 2010, 2009 and 2008, respectively. The total income tax benefit recognized in the income statement for stock options, restricted stock, RSUs and other stock-based grants was  $118,  $137 and  $147 in 2010, 2009 and 2008, respectively. In calculating the compensation expense for stock options granted, we utilize a binomial lattice-based valuation model. Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2010	2009	2008
Interest rate	0.3–4.0%	0.7–3.8%	1.3–3.8%
Weighted average interest rate	3.7%	3.6%	3.4%
Dividend yield	2.2%	2.0%	1.9%
Expected volatility	15–20%	18–34%	19–25%
Weighted average volatility	18%	21%	20%

Expected life in years	8.8	8.7	8.3

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of options outstanding under the plans as of June 30, 2010, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	357,317	$48.83
Granted	26,581	62.49
Exercised	(17,147)	40.98
Canceled	(1,780)	55.23

OUTSTANDING, END OF YEAR	364,971	50.16	5.7	$3,999

EXERCISABLE	273,279	47.30	4.7	3,587

The weighted average grant-date fair value of options granted was  $13.47,  $11.67 and  $15.91 per share in 2010, 2009 and 2008, respectively. The total intrinsic value of options exercised was  $342,  $434 and  $1,129 in 2010, 2009 and 2008, respectively. The total grant-date fair value of options that vested during 2010, 2009 and 2008 was  $563,  $537 and  $532, respectively. We have no specific policy to repurchase common shares to mitigate the dilutive impact of options; however, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to satisfy stock option exercise activity.

At June 30, 2010, there was  $474 of compensation cost that has not yet been recognized related to stock awards. That cost is expected to be recognized over a remaining weighted average period of 2 years.

Cash received from options exercised was  $703,  $639 and  $1,837 in 2010, 2009 and 2008, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled  $89,  $146 and  $318 in 2010, 2009 and 2008, respectively.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Jun. 30, 2010
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 8

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN

We offer various postretirement benefits to our employees.

Defined Contribution Retirement Plans

We have defined contribution plans which cover the majority of our U.S. employees, as well as employees in certain other countries. These plans are fully funded. We generally make contributions to participants’ accounts based on individual base salaries and years of service. Total global defined contribution expense was  $344,  $364 and  $290 in 2010, 2009 and 2008, respectively.

The primary U.S. defined contribution plan (the U.S. DC plan) comprises the majority of the balances and expense for the Company’s defined contribution plans. For the U.S. DC plan, the contribution rate is set annually. Total contributions for this plan approximated 15% of total participants’ annual wages and salaries in 2010, 2009 and 2008.

We maintain The Procter & Gamble Profit Sharing Trust (Trust) and Employee Stock Ownership Plan (ESOP) to provide a portion of the funding for the U.S. DC plan and other retiree benefits. Operating details of the ESOP are provided at the end of this Note. The fair value of the ESOP Series A shares allocated to participants reduces our cash contribution required to fund the U.S. DC plan.

Defined Benefit Retirement Plans and Other Retiree Benefits

We offer defined benefit retirement pension plans to certain employees. These benefits relate primarily to local plans outside the U.S. and, to a lesser extent, plans assumed in previous acquisitions covering U.S. employees.

We also provide certain other retiree benefits, primarily health care and life insurance, for the majority of our U.S. employees who become eligible for these benefits when they meet minimum age and service requirements. Generally, the health care plans require cost sharing with retirees and pay a stated percentage of expenses, reduced by deductibles and other coverages. These benefits are primarily funded by ESOP Series B shares and certain other assets contributed by the Company.

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2010	2009	2010	2009
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$10,016	$10,095	$3,928	$3,553
Service cost	218	214	103	91
Interest cost	579	551	253	243
Participants’ contributions	19	15	58	55
Amendments	66	47	—	—
Actuarial loss	1,738	456	633	186
Acquisitions (divestitures)	(13)	(3)	—	(17)
Curtailments and settlements	4	3	—	—
Special termination benefits	—	3	14	16
Currency translation and other	(798)	(867)	30	27
Benefit payments	(584)	(498)	(241)	(226)

BENEFIT OBLIGATION AT END OF YEAR(3)	11,245	10,016	4,778	3,928

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,310	7,225	2,394	3,225
Actual return on plan assets	839	(401)	596	(678)
Acquisitions (divestitures)	(6)	—	—	—
Employer contributions	439	657	22	18
Participants’ contributions	19	15	58	55
Currency translation and other	(455)	(688)	—	(4)
ESOP debt impacts(4)	—	—	14	4
Benefit payments	(584)	(498)	(241)	(226)

FAIR VALUE OF PLAN ASSETS AT END OF YEAR	6,562	6,310	2,843	2,394

FUNDED STATUS	(4,683)	(3,706)	(1,935)	(1,534)

(1)	Primarily non-U.S.-based defined benefit retirement plans.
(2)	Primarily U.S.-based other postretirement benefit plans.
(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the U.S. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations. In these instances, benefit payments are typically paid directly from the Company’s cash as they become due.

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2010	2009	2010	2009
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$56	$133	$—	$—
Current liability	(38)	(41)	(20)	(18)
Noncurrent liability	(4,701)	(3,798)	(1,915)	(1,516)

NET AMOUNT RECOGNIZED	(4,683)	(3,706)	(1,935)	(1,534)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	3,038	1,976	2,319	1,860
Prior service cost (credit)	275	227	(119)	(152)

NET AMOUNTS RECOGNIZED IN AOCI	3,313	2,203	2,200	1,708

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss — current year	1,343	1,335	491	1,309
Prior service cost — current year	66	47	—	—
Amortization of net actuarial loss	(91)	(29)	(20)	(2)
Amortization of prior service (cost) / credit	(15)	(14)	21	23
Settlement / curtailment cost	(3)	—	—	—
Currency translation and other	(190)	(64)	—	(25)

TOTAL CHANGE IN AOCI	1,110	1,275	492	1,305

NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	1,579	1,616	349	1,088

The accumulated benefit obligation for all defined benefit retirement pension plans was  $9,708 and  $8,637 as of June 30, 2010 and 2009, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2010	2009	2010	2009
Projected benefit obligation	$10,577	$6,509	$11,059	$9,033
Accumulated benefit obligation	9,194	5,808	9,531	7,703
Fair value of plan assets	5,900	3,135	6,320	5,194

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2010	2009	2008	2010	2009	2008
Service cost	$218	$214	$263	$103	$91	$95
Interest cost	579	551	539	253	243	226
Expected return on plan assets	(437)	(473)	(557)	(429)	(444)	(429)
Prior service cost (credit) amortization	15	14	14	(21)	(23)	(21)
Net actuarial loss amortization	91	29	9	20	2	7
Curtailments, settlements and other	3	6	(36)	14	—	(1)

GROSS BENEFIT COST (CREDIT)	469	341	232	(60)	(131)	(123)

Dividends on ESOP preferred stock	—	—	—	(83)	(86)	(95)

NET PERIODIC BENEFIT COST (CREDIT)	469	341	232	(143)	(217)	(218)

Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2011, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$146	$95
Prior service cost (credit)	17	(21)

Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2010	2009	2010	2009
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.0%	6.0%	5.4%	6.4%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	6.0%	6.3%	6.4%	6.9%
Expected return on plan assets	7.1%	7.4%	9.1%	9.3%
Rate of compensation increase	3.7%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2017	2016

(1)	Determined as of end of year.
(2)	Determined as of beginning of year and adjusted for acquisitions.

Several factors are considered in developing the estimate for the long-term expected rate of return on plan assets. For the defined benefit retirement plans, these factors include historical rates of return of broad equity and bond indices and projected long-term rates of return obtained from pension investment consultants. The expected long-term rates of return for plan assets are 8 – 9% for equities and 5 – 6% for bonds. For other retiree benefit plans, the expected long-term rate of return reflects the fact that the assets are comprised primarily of Company stock. The expected rate of return on Company stock is based on the long-term projected return of 9.5% and reflects the historical pattern of favorable returns.

Assumed health care cost trend rates could have a significant effect on the amounts reported for the other retiree benefit plans. A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$63	$(50)
Effect on postretirement benefit obligation	718	(577)

Plan Assets. Our target asset allocation for the year ended June 30, 2010, and actual asset allocation by asset category as of June 30, 2010 and 2009, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Equity securities(1)	42%	91%
Debt securities	58%	9%

TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2010	2009	2010	2009
Equity securities(1)	43%	42%	91%	93%
Debt securities	53%	51%	9%	7%
Cash	4%	6%	—	—
Real estate	—	1%	—	—

TOTAL	100%	100%	100%	100%

(1)	Equity securities for other retiree benefit plan assets include Company stock, net of Series B ESOP debt, of $2,535 and $2,084 as of June 30, 2010 and 2009, respectively.

The following table sets forth the fair value of the Company’s plan assets as of June 30, 2010 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1	Level 2	Level 3	Total
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$238	$—	$—	$238
Government bonds	62	—	—	62
Company stock	12	—	—	12
Common collective trust fund — equity	—	2,814	—	2,814
Common collective trust fund — fixed income	—	3,380	—	3,380
Other	—	—	56	56

TOTAL ASSETS AT FAIR VALUE	312	6,194	56	6,562

	Other Retiree Benefits
	Level 1	Level 2	Level 3	Total
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$14	$—	$—	$14
Company stock	—	2,535	—	2,535
Common collective trust fund — equity	—	43	—	43
Common collective trust fund — fixed income	—	249	—	249
Other	—	—	2	2

TOTAL ASSETS AT FAIR VALUE	14	2,827	2	2,843

There was no significant activity within the Level 3 pension and other retiree benefits plan assets during the year ended June 30, 2010.

Our investment objective for defined benefit retirement plan assets is to meet the plans’ benefit obligations, while minimizing the potential for future required Company plan contributions. The investment strategies focus on asset class diversification, liquidity to meet benefit payments and an appropriate balance of long-term investment return and risk. Target ranges for asset allocations are determined by matching the actuarial projections of the plans’ future liabilities and benefit payments with expected long-term rates of return on the assets, taking into account investment return volatility and correlations across asset classes. Plan assets are diversified across several investment managers and are generally invested in liquid funds that are selected to track broad market equity and bond indices. Investment risk is carefully controlled with plan assets rebalanced to target allocations on a periodic basis and continual monitoring of investment managers’ performance relative to the investment guidelines established with each investment manager.

Cash Flows. Management’s best estimate of cash requirements for the defined benefit retirement plans and other retiree benefit plans for the year ending June 30, 2011 is approximately  $441 and  $25, respectively. For the defined benefit retirement plans, this is comprised of  $120 in expected benefit payments from the Company directly to participants of unfunded plans and  $321 of expected contributions to funded plans. For other retiree benefit plans, this is comprised of expected contributions that will be used directly for benefit payments. Expected contributions are dependent on many variables, including the variability of the market value of the plan assets as compared to the benefit obligation and other market or regulatory conditions. In addition, we take into consideration our business investment opportunities and resulting cash requirements. Accordingly, actual funding may differ significantly from current estimates.

Total benefit payments expected to be paid to participants, which include payments funded from the Company’s assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2011	$494	$195
2012	487	213
2013	500	230
2014	524	245
2015	537	261
2016 – 2020	3,063	1,530

Employee Stock Ownership Plan

We maintain the ESOP to provide funding for certain employee benefits discussed in the preceding paragraphs.

The ESOP borrowed  $1.0 billion in 1989 and the proceeds were used to purchase Series A ESOP Convertible Class A Preferred Stock to fund a portion of the U.S. DC plan. Principal and interest requirements of the borrowing were paid by the Trust from dividends on the preferred shares and from advances provided by the Company. The original borrowing of  $1.0 billion has been repaid in full, and advances from the Company of  $160 remain outstanding at June 30, 2010. Each share is convertible at the option of the holder into one share of the Company’s common stock. The dividend for the current year was equal to the common stock dividend of  $1.80 per share. The liquidation value is  $6.82 per share.

In 1991, the ESOP borrowed an additional  $1.0 billion. The proceeds were used to purchase Series B ESOP Convertible Class A Preferred Stock to fund a portion of retiree health care benefits. These shares, net of the ESOP’s debt, are considered plan assets of the other retiree benefits plan discussed above. Debt service requirements are funded by preferred stock dividends, cash contributions and advances provided by the Company, of which  $336 is outstanding at June 30, 2010. Each share is convertible at the option of the holder into one share of the Company’s common stock. The dividend for the current year was equal to the common stock dividend of  $1.80 per share. The liquidation value is  $12.96 per share.

Our ESOP accounting practices are consistent with current ESOP accounting guidance, including the permissible continuation of certain provisions from prior accounting guidance. ESOP debt, which is guaranteed by the Company, is recorded as debt (see Note 4) with an offset to the reserve for ESOP debt retirement, which is presented within shareholders’ equity. Advances to the ESOP by the Company are recorded as an increase in the reserve for ESOP debt retirement. Interest incurred on the ESOP debt is recorded as interest expense. Dividends on all preferred shares, net of related tax benefits, are charged to retained earnings.

The series A and B preferred shares of the ESOP are allocated to employees based on debt service requirements, net of advances made by the Company to the Trust. The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2010	2009	2008
Allocated	54,542	56,818	58,557
Unallocated	14,762	16,651	18,665

TOTAL SERIES A	69,304	73,469	77,222

Allocated	20,752	20,991	21,134
Unallocated	41,347	42,522	43,618

TOTAL SERIES B	62,099	63,513	64,752

For purposes of calculating diluted net earnings per common share, the preferred shares held by the ESOP are considered converted from inception.

INCOME TAXES	12 Months Ended
Jun. 30, 2010
INCOME TAXES

NOTE 9

INCOME TAXES

Income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2010	2009	2008
United States	$8,368	$8,409	$8,167
International	6,679	6,004	6,718

TOTAL	15,047	14,413	14,885

Income taxes on continuing operations consisted of the following:

Years ended June 30	2010	2009	2008
CURRENT TAX EXPENSE
U.S. federal	$2,154	$1,619	$670
International	1,616	1,268	1,515
U.S. state and local	295	229	188

	4,065	3,116	2,373

DEFERRED TAX EXPENSE
U.S. federal	253	595	1,272
International and other	(217)	22	(51)

	36	617	1,221

TOTAL TAX EXPENSE	4,101	3,733	3,594

A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2010	2009	2008
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	-7.5%	-7.1%	-6.8%
Income tax reserve adjustments	-0.4%	-1.3%	-3.4%
Patient Protection and Affordable
Care Act	1.0%	0.0%	0.0%
Other	-0.8%	-0.7%	-0.7%

EFFECTIVE INCOME TAX RATE	27.3%	25.9%	24.1%

Income tax reserve adjustments represent changes in our net liability for uncertain tax positions related to prior year tax positions.

In March 2010, the Patient Protection and Affordable Care Act (PPACA) was signed into law. One of the provisions of the PPACA changed the taxability of federal subsidies received by plan sponsors that provide retiree prescription drug benefits at least equivalent to Medicare Part D coverage. As a result of the change in taxability of the federal subsidy, we were required to make adjustments to deferred tax asset balances, resulting in a  $152 charge to income tax expense.

Tax benefits credited to shareholders’ equity totaled  $5 and  $556 for the years ended June 30, 2010 and 2009, respectively. These primarily relate to the tax effects of net investment hedges, excess tax benefits from the exercise of stock options and the impacts of certain adjustments to pension and other retiree benefit obligations recorded in shareholders’ equity.

We have undistributed earnings of foreign subsidiaries of approximately  $30 billion at June 30, 2010, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiaries. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.

On July 1, 2007, we adopted accounting guidance on the accounting for uncertainty in income taxes. The adoption of the guidance resulted in a decrease to retained earnings as of July 1, 2007 of  $232, which was reflected as a cumulative effect of a change in accounting principle with a corresponding increase to the net liability for uncertain tax positions. The impact primarily reflects the accrual of additional statutory interest and penalties as required by accounting guidance, partially offset by adjustments to existing balances for uncertain tax positions to comply with measurement principles. The implementation of the guidance also resulted in a reduction in our net tax liabilities for uncertain tax positions related to prior acquisitions accounted for under purchase accounting, resulting in an  $80 decrease to goodwill.

A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

	2010	2009	2008
BEGINNING OF YEAR	$2,003	$2,582	$2,971
Increases in tax positions for prior years	128	116	164
Decreases in tax positions for prior years	(146)	(485)	(576)
Increases in tax positions for current year	193	225	375
Settlements with taxing authorities	(216)	(172)	(260)
Lapse in statute of limitations	(45)	(68)	(200)
Currency translation	(120)	(195)	108

END OF YEAR	1,797	2,003	2,582

The Company is present in over 150 taxable jurisdictions and, at any point in time, has 50 – 60 audits underway at various stages of completion. We evaluate our tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. The Company is making a concerted effort to bring its audit inventory to a more current position. We have done this by working with tax authorities to conduct audits for several open years at once. We have tax years open ranging from 1997 and forward. We are generally not able to reliably estimate the ultimate settlement amounts until the close of the audit. While we do not expect material changes, it is possible that the amount of unrecognized benefit with respect to our uncertain tax positions will significantly increase or decrease within the next 12 months related to the audits described above. At this time, we are not able to make a reasonable estimate of the range of impact on the balance of uncertain tax positions or the impact on the effective tax rate related to these items.

Included in the total liability for uncertain tax positions at June 30, 2010 is  $1,318 that, depending on the ultimate resolution, could impact the effective tax rate in future periods.

We recognize accrued interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2010 and 2009, we had accrued interest of  $622 and  $636 and penalties of  $89 and  $100, respectively, that are not included in the above table. During the fiscal years ended June 30, 2010 and 2009, we recognized  $38 and  $119 in interest and  $(8) and  $(4) in penalties, respectively.

Deferred income tax assets and liabilities were comprised of the following:

June 30	2010	2009
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,717	$1,395
Stock-based compensation	1,257	1,182
Loss and other carryforwards	595	439
Goodwill and other intangible assets	312	331
Accrued marketing and promotion	216	167
Fixed assets	102	114
Unrealized loss on financial and foreign exchange transactions	88	577
Accrued interest and taxes	88	120
Advance payments	16	15
Inventory	35	97
Other	757	885
Valuation allowances	(120)	(104)

TOTAL	5,063	5,218

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	11,760	11,922
Fixed assets	1,642	1,654
Other	269	146

TOTAL	13,671	13,722

Net operating loss carryforwards were  $1,875 and  $1,428 at June 30, 2010 and 2009, respectively. If unused,  $567 will expire between 2011 and 2030. The remainder, totaling  $1,308 at June 30, 2010, may be carried forward indefinitely.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2010
COMMITMENTS AND CONTINGENCIES

NOTE 10

COMMITMENTS AND CONTINGENCIES

Guarantees

In conjunction with certain transactions, primarily divestitures, we may provide routine indemnifications (e.g., indemnification for representations and warranties and retention of previously existing environmental, tax and employee liabilities) for which terms range in duration and, in some circumstances, are not explicitly defined. The maximum obligation under some indemnifications is also not explicitly stated and, as a result, the overall amount of these obligations cannot be reasonably estimated. Other than obligations recorded as liabilities at the time of divestiture, we have not made significant payments for these indemnifications. We believe that if we were to incur a loss on any of these matters, the loss would not have a material effect on our financial position, results of operations or cash flows.

In certain situations, we guarantee loans for suppliers and customers. The total amount of guarantees issued under such arrangements is not material.

Off-Balance Sheet Arrangements

We do not have off-balance sheet financing arrangements, including variable interest entities, that have a material impact on our financial statements.

Purchase Commitments and Operating Leases

We have purchase commitments for materials, supplies, services and property, plant and equipment as part of the normal course of business. Commitments made under take-or-pay obligations are as follows:

June 30	2011	2012	2013	2014	2015	Thereafter
Purchase obligations	$896	$568	$528	$281	$120	$301

Such amounts represent future purchases in line with expected usage to obtain favorable pricing. Approximately 45% of our purchase commitments relate to service contracts for information technology, human resources management and facilities management activities that have been outsourced to third-party suppliers. Due to the proprietary nature of many of our materials and processes, certain supply contracts contain penalty provisions for early termination. We do not expect to incur penalty payments under these provisions that would materially affect our financial position, results of operations or cash flows.

We also lease certain property and equipment for varying periods. Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

June 30	2011	2012	2013	2014	2015	Thereafter
Operating leases	$282	$229	$204	$164	$149	$486

Litigation

We are subject to various legal proceedings and claims arising out of our business which cover a wide range of matters such as governmental regulations, antitrust and trade regulations, product liability, patent and trademark matters, income taxes and other actions.

As previously disclosed, the Company is subject to a variety of investigations into potential competition law violations in Europe by the European Commission and national authorities from a number of countries. These matters involve a number of other consumer products companies and/or retail customers. The Company’s policy is to comply with all laws and regulations, including all antitrust and competition laws, and to cooperate with investigations by relevant regulatory authorities, which the Company is doing. Competition and antitrust law inquiries often continue for several years and, if violations are found, can result in substantial fines.

In response to the actions of the European Commission and national authorities, the Company launched its own internal investigations into potential violations of competition laws. The Company has identified violations in certain European countries and appropriate actions were taken.

Several countries in Europe issued separate complaints pursuant to their investigations alleging that the Company, along with several other companies, engaged in violations of competition laws in those countries. The Company will have the opportunity to respond to these complaints. As a result of our initial and on-going analyses of these complaints, the Company has reserves totaling  $245 as of June 30, 2010 for potential fines for competition law violations. The ultimate resolution of these matters could result in fines or costs significantly in excess of the amounts reserved.

The remaining matters involving the European Commission and various other countries are in various stages of the investigatory process. It is still too early for us to reasonably estimate the fines to which the Company will be subject as a result of these competition law issues. The ultimate resolution of these matters will likely result in fines or other costs that could materially impact our income statement and cash flows in the period in which they are accrued and paid, respectively. In other industries, these fines have amounted to hundreds of millions of dollars. We will continue to monitor developments for all of these investigations and will record additional charges as appropriate.

With respect to other litigation and claims, while considerable uncertainty exists, in the opinion of management and our counsel, the ultimate resolution of the various lawsuits and claims will not materially affect our financial position, results of operations or cash flows.

We are also subject to contingencies pursuant to environmental laws and regulations that in the future may require us to take action to correct the effects on the environment of prior manufacturing and waste disposal practices. Based on currently available information, we do not believe the ultimate resolution of environmental remediation will have a material adverse effect on our financial position, results of operations or cash flows.

SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2010
SEGMENT INFORMATION

NOTE 11

SEGMENT INFORMATION

Effective July 1, 2009, the Company implemented a number of changes to the organization structure of the Beauty GBU, which resulted in changes to the components of its reportable segment structure. The following discussion and segment information reflect the organizational changes for all periods presented. We are organized under three GBUs as follows:

•

The Beauty and Grooming GBU includes the Beauty and the Grooming businesses. The Beauty business is comprised of female beauty products (including cosmetics, deodorants, female blades and razors, personal cleansing and skin care), hair care (including both retail and salon professional) and prestige fragrances. The Grooming business includes electric hair removal devices, home appliances, male blades and razors and male personal care products (including deodorants, face and shave products, hair care and personal cleansing).

•

The Health and Well-Being GBU includes the Health Care and the Snacks and Pet Care businesses. The Health Care business includes feminine care, oral care and personal health care. The Snacks and Pet Care business includes snacks and pet food.

•

The Household Care GBU includes the Fabric Care and Home Care as well as the Baby Care and Family Care businesses. The Fabric Care and Home Care business includes air care, batteries, dish care, fabric care and surface care. The Baby Care and Family Care business includes baby wipes, bath tissue, diapers, facial tissue and paper towels.

Under U.S. GAAP, we have six reportable segments: Beauty; Grooming; Health Care; Snacks and Pet Care; Fabric Care and Home Care; and Baby Care and Family Care. The accounting policies of the businesses are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the businesses using applicable blended statutory rates, and the treatment of certain unconsolidated investees. Certain unconsolidated investees are managed as integral parts of our business units for management reporting purposes. Accordingly, these partially owned operations are reflected as consolidated subsidiaries in segment results, with full recognition of the individual income statement line items through before-tax earnings. Eliminations to adjust these line items to U.S. GAAP are included in Corporate. In determining after-tax earnings for the businesses, we eliminate the share of earnings applicable to other ownership interests, in a manner similar to noncontrolling interest and apply statutory tax rates. Adjustments to arrive at our effective tax rate are also included in Corporate.

Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as eliminations to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level along with the elimination of individual revenues and expenses generated by certain unconsolidated investees discussed in the preceding paragraph over which we exert significant influence, but do not control. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce rationalization and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, divestiture gains and interest and investing income. In addition, Corporate includes the historical results of certain divested businesses.

Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory and fixed assets. Other assets, primarily including cash, accounts receivable, investment securities and goodwill, are included in Corporate.

The Company had net sales in the U.S. of  $30.0 billion,  $29.6 billion and  $29.7 billion for the years ended June 30, 2010, 2009 and 2008, respectively. Assets in the U.S. totaled  $70.1 billion and  $71.9 billion as of June 30, 2010 and 2009, respectively.

Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 16% of consolidated net sales in 2010, 2009 and 2008.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets(2)	Capital Expenditures
BEAUTY AND GROOMING GBU
BEAUTY	2010	$19,491	$3,648	$2,712	$503	$11,825	$534
	2009	18,924	3,558	2,664	454	11,987	526
	2008	19,666	3,673	2,827	450	12,760	462
GROOMING	2010	7,631	2,007	1,477	625	21,259	259
	2009	7,408	1,900	1,359	721	22,205	294
	2008	8,103	2,154	1,582	743	23,302	308
HEALTH AND WELL-BEING GBU
HEALTH CARE	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
	2008	12,087	3,030	2,021	372	8,088	420
SNACKS AND PET CARE	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
	2008	3,204	409	261	102	1,303	78
HOUSEHOLD CARE GBU
FABRIC CARE AND HOME CARE	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
	2008	23,714	5,060	3,411	599	11,387	763
BABY CARE AND FAMILY CARE	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
	2008	13,898	2,700	1,728	612	6,821	763
CORPORATE(1)	2010	(1,353)	(2,262)	(817)	287	70,653	187
	2009	(1,329)	(1,709)	(214)	224	75,634	264
	2008	(1,415)	(2,141)	(539)	181	80,331	252
TOTAL COMPANY	2010	78,938	15,047	10,946	3,108	128,172	3,067
	2009	76,694	14,413	10,680	3,016	134,833	3,238
	2008	79,257	14,885	11,291	3,059	143,992	3,046

(1)	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.
(2)	Prior years’ total assets have been updated to reflect a change in management accountability for certain items, primarily accounts receivable, from the reportable segments to Corporate.

DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2010
DISCONTINUED OPERATIONS

NOTE 12

DISCONTINUED OPERATIONS

In October 2009, the Company completed the divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott) for  $2.8 billion of cash, net of assumed and transferred liabilities. Under the terms of the agreement, Warner Chilcott acquired our portfolio of branded pharmaceutical products, our prescription drug product pipeline and our manufacturing facilities in Puerto Rico and Germany. In addition, the majority of the employees working on the pharmaceuticals business were transferred to Warner Chilcott. The Company recorded an after-tax gain on the transaction of  $1,464, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2010.

The pharmaceuticals business had historically been part of the Company’s Health Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of the pharmaceuticals business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.

In November 2008, the Company completed the divestiture of our coffee business through the merger of our Folgers coffee subsidiary into The J.M. Smucker Company (Smucker) in an all-stock reverse Morris Trust transaction. In connection with the merger, 38.7 million shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock, resulting in an increase in treasury stock of  $2,466. Pursuant to the merger, a Smucker subsidiary merged with and into Folgers and Folgers became a wholly owned subsidiary of Smucker. The Company recorded an after-tax gain on the transaction of  $2,011, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2009.

The coffee business had historically been part of the Company’s Snacks, Coffee and Pet Care reportable segment, as well as the coffee portion of our away-from-home business, which was included in the Fabric Care and Home Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of Folgers are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.

Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2010			2009			2008
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$751	$—	$751	$2,335	$668	$3,003	$2,491	$1,754	$4,245

Earnings from discontinued operations	306	—	306	912	212	1,124	747	446	1,193
Income tax expense	(101)	—	(101)	(299)	(80)	(379)	(240)	(169)	(409)
Gain on sale of discontinued operation	2,632	—	2,632	—	1,896	1,896	—	—	—
Income tax benefit (expense) on sale	(1,047)	—	(1,047)	—	115	115	—	—	—

Net earnings from discontinued operations	1,790	—	1,790	613	2,143	2,756	507	277	784

The net gain on the sale of the pharmaceuticals business, in the table above, for the year ended June 30, 2010 also includes an after-tax gain on the sale of the Actonel brand in Japan which occurred prior to the divestiture to Warner Chilcott.

QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2010
QUARTERLY RESULTS (UNAUDITED)

NOTE 13

QUARTERLY RESULTS (UNAUDITED)

Quarters Ended		Sept 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2009–2010	$19,807	$21,027	$19,178	$18,926	$78,938
	2008–2009	20,983	19,763	17,864	18,084	76,694
OPERATING INCOME	2009–2010	4,448	4,655	3,968	2,950	16,021
	2008–2009	4,386	4,055	3,553	3,380	15,374
GROSS MARGIN	2009–2010	52.6%	53.7%	51.9%	49.5%	52.0%
	2008–2009	49.7%	50.4%	49.0%	49.0%	49.5%
NET EARNINGS:
Earnings from continuing operations	2009–2010	$3,027	$3,149	$2,585	$2,185	$10,946
	2008–2009	3,115	2,813	2,429	2,323	10,680
Earnings from discontinued operations	2009–2010	280	1,510	—	—	1,790
	2008–2009	233	2,191	184	148	2,756
Net earnings	2009–2010	3,307	4,659	2,585	2,185	12,736
	2008–2009	3,348	5,004	2,613	2,471	13,436
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	2009–2010	$0.97	$1.01	$0.83	$0.71	$3.53
	2008–2009	0.96	0.89	0.78	0.75	3.39
Earnings from discontinued operations	2009–2010	0.09	0.48	—	—	0.58
	2008–2009	0.07	0.69	0.06	0.05	0.87
Diluted net earnings per common share	2009–2010	1.06	1.49	0.83	0.71	4.11
	2008–2009	1.03	1.58	0.84	0.80	4.26

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2010
Nature of Operations

Nature of Operations

The Procter & Gamble Company’s (the “Company,” “we” or “us”) business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, salons and high-frequency stores. We have on-the-ground operations in approximately 80 countries.

Basis of Presentation	Basis of Presentation The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.
Use of Estimates

Use of Estimates

Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in valuation models, versus those anticipated at the time of the valuations, could result in impairment charges that may materially affect the financial statements in a given year.

Revenue Recognition

Revenue Recognition

Sales are recognized when revenue is realized or realizable and has been earned. Most revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period that the revenue is recognized.

Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold

Cost of Products Sold

Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense

Selling, General and Administrative Expense

Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were  $1,950 in 2010,  $1,864 in 2009 and  $1,946 in 2008. Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were  $8,576 in 2010,  $7,519 in 2009 and  $8,520 in 2008. Non-advertising related components of the Company’s total marketing spending include costs associated with consumer promotions, product sampling and sales aids, all of which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.

Other Non-Operating Income, Net

Other Non-Operating Income/(Expense), Net

Other non-operating income/(expense), net, primarily includes net divestiture gains, interest and investment income and the provision for income attributable to noncontrolling interests.

Currency Translation

Currency Translation

Financial statements of operating subsidiaries outside the United States of America (U.S.) generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in other comprehensive income (OCI). Currency translation adjustments in accumulated OCI were a loss of  $861 at June 30, 2010 and a gain of  $3,333 at June 30, 2009. For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Remeasurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation

Cash Flow Presentation

The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities.

Cash Equivalents	Cash Equivalents Highly liquid investments with remaining stated maturities of three months or less when purchased are considered cash equivalents and recorded at cost.
Investments

Investments

Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses are charged to earnings for investments classified as trading. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in shareholders’ equity. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or shareholders’ equity depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments and are classified as other noncurrent assets. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method.

Inventory Valuation

Inventory Valuation

Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average cost method.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets’ estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and indefinite-lived brands are not amortized, but are evaluated for impairment annually or when indicators of a potential impairment are present. Our impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangibles. The annual evaluation for impairment of goodwill and indefinite-lived intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. We believe such assumptions are also comparable to those that would be used by other marketplace participants.

We have acquired brands that have been determined to have indefinite lives due to the nature of our business. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived brands may be adjusted to a determinable life.

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, other investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 4 and Note 5, respectively.

New Accounting Pronouncements and Policies

New Accounting Pronouncements and Policies

Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the Consolidated Financial Statements.

FAIR VALUE MEASUREMENTS

On July 1, 2008, we adopted new accounting guidance on fair value measurements. The new guidance defines fair value, establishes a framework for measuring fair value under U.S. GAAP and expands disclosures about fair value measurements. It was effective for the Company beginning July 1, 2008, for certain financial assets and liabilities and, beginning July 1, 2009, for certain non-financial assets and liabilities. Refer to Note 5 for additional information regarding our fair value measurements for financial and non-financial assets and liabilities.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

AND HEDGING ACTIVITIES

On January 1, 2009, we adopted new accounting guidance on disclosures about derivative instruments and hedging activities. The new guidance impacts disclosures only and requires additional qualitative and quantitative information on the use of derivatives and their impact on an entity’s financial position, results of operations and cash flows. Refer to Note 5 for additional information regarding our risk management activities, including derivative instruments and hedging activities.

BUSINESS COMBINATIONS

On July 1, 2009, we adopted new accounting guidance on business combinations. The new guidance revised the method of accounting for a number of aspects of business combinations including acquisition costs, contingencies (including contingent assets, contingent liabilities and contingent purchase price) and post-acquisition exit activities of acquired businesses. The adoption of the new guidance did not have a material effect on our financial position, results of operations or cash flows.

NONCONTROLLING INTERESTS IN

CONSOLIDATED FINANCIAL STATEMENTS

On July 1, 2009, we adopted new accounting guidance on noncontrolling interests in consolidated financial statements. The new accounting guidance requires that a noncontrolling interest in the equity of a subsidiary be accounted for and reported as equity, provides revised guidance on the treatment of net income and losses attributable to the noncontrolling interest and changes in ownership interests in a subsidiary and requires additional disclosures that identify and distinguish between the interests of the controlling and noncontrolling owners. The Company’s retrospective adoption of the new guidance on July 1, 2009 did not have a material effect on our financial position, results of operations or cash flows. Net expense for income attributable to the noncontrolling interests totaling  $110 in 2010,  $86 in 2009 and  $78 in 2008 is not presented separately in the Consolidated Statements of Earnings due to immateriality, but is reflected within other non-operating income/(expense), net. After deduction of the net expense for income attributable to noncontrolling interests, net earnings represents net income attributable to the Company’s common shareholders.

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2010
Intangible Assets Disclosure

The change in the net carrying amount of goodwill by Global Business Unit (GBU) was as follows:

	2010	2009
BEAUTY & GROOMING GBU
Beauty, beginning of year	$18,668	$19,662
Acquisitions and divestitures	18	66
Translation and other	(1,111)	(1,060)

GOODWILL, JUNE 30	17,575	18,668

Grooming, beginning of year	21,391	22,553
Acquisitions and divestitures	(35)	(214)
Translation and other	(972)	(948)

GOODWILL, JUNE 30	20,384	21,391

HEALTH & WELL-BEING GBU
Health Care, beginning of year	8,404	8,750
Acquisitions and divestitures	(249)	(81)
Translation and other	(296)	(265)

GOODWILL, JUNE 30	7,859	8,404

Snacks and Pet Care, beginning of year	2,055	2,434
Acquisitions and divestitures	154	(356)
Translation and other	(6)	(23)

GOODWILL, JUNE 30	2,203	2,055

HOUSEHOLD CARE GBU
Fabric Care and Home Care, beginning of year	4,408	4,655
Acquisitions and divestitures	(6)	(46)
Translation and other	(154)	(201)

GOODWILL, JUNE 30	4,248	4,408

Baby Care and Family Care, beginning of year	1,586	1,713
Acquisitions and divestitures	(1)	(7)
Translation and other	(140)	(120)

GOODWILL, JUNE 30	1,445	1,586

CORPORATE
Corporate, beginning of year	—	—
Acquisitions and divestitures	298	—
Translation and other	—	—

GOODWILL, JUNE 30	298	—

GOODWILL, beginning of year	56,512	59,767
Acquisitions and divestitures	179	(638)
Translation and other	(2,679)	(2,617)

GOODWILL, JUNE 30	54,012	56,512

Intangible Assets Disclosure

Identifiable intangible assets were comprised of:

	2010		2009
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,284	$1,318	$3,580	$1,253
Patents and technology	3,140	1,575	3,168	1,332
Customer relationships	1,947	460	1,853	411
Other	304	205	320	210

TOTAL	8,675	3,558	8,921	3,206

BRANDS WITH INDEFINITE LIVES	26,519	—	26,891	—

TOTAL	35,194	3,558	35,812	3,206

Amortization of Intangible Assets	The amortization of intangible assets was as follows:

Years ended June 30	2010	2009	2008
Intangible Asset Amortization	$601	$648	$649

Estimated Amortization Expense

Estimated amortization expense over the next five years is as follows:

Years ended June 30	2011	2012	2013	2014	2015
Estimated Amortization Expense	$530	$490	$470	$434	$401

Such estimates do not reflect the impact of future foreign exchange rate changes.

SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jun. 30, 2010
Selected Components of Current and Noncurrent Liabilities

Selected components of current and noncurrent liabilities were as follows:

June 30	2010	2009
ACCRUED AND OTHER LIABILITIES — CURRENT
Marketing and promotion	$2,857	$2,378
Compensation expenses	1,822	1,983
Taxes payable	622	722
Other	3,258	3,518

TOTAL	8,559	8,601

OTHER NONCURRENT LIABILITIES
Pension benefits	$4,701	$3,798
Other postretirement benefits	1,915	1,516
Uncertain tax positions	2,381	2,705
Other	1,192	1,127

TOTAL	10,189	9,146

SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Jun. 30, 2010
Debt Due Within One Year
June 30	2010	2009
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$564	$6,941
Commercial paper	7,838	5,027
Other	70	4,352

TOTAL	8,472	16,320

Short-term weighted average interest rates(1)	0.4%	2.0%

(1)	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

Long-term Debt
June 30	2010	2009
LONG-TERM DEBT
1.35% USD note due August 2011	$1,000	$—
4.88% EUR note due October 2011	1,221	1,411
1.38% USD note due August 2012	1,250	—
3.38% EUR note due December 2012	1,710	1,975
4.50% EUR note due May 2014	1,832	2,116
4.95% USD note due August 2014	900	900
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,129	—
3.15% USD note due September 2015	500	—
4.85% USD note due December 2015	700	700
5.13% EUR note due October 2017	1,344	1,552
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	733	846
9.36% ESOP debentures due 2010 – 2021(1)	854	896
4.88% EUR note due May 2027	1,221	1,411
6.25% GBP note due January 2030	753	832
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	401	392
All other long-term debt	1,876	10,062
Current portion of long-term debt	(564)	(6,941)

TOTAL	21,360	20,652

Fair value of long-term debt	23,072	21,514
Long-term weighted average interest rates(2)	3.6%	4.9%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.
(2)	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.

Long-Term Debt Maturities	Long-term debt maturities during the next five years are as follows:

June 30	2011	2012	2013	2014	2015
Debt maturities	$564	$2,304	$3,051	$1,924	$2,897

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2010
Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s financial assets and liabilities as of June 30, 2010 and 2009 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2010	2009	2010	2009	2010	2009	2010	2009
ASSETS AT FAIR VALUE:
Investment securities	$12	$—	$—	$174	$45	$38	$57	$212
Derivatives relating to:
Other foreign currency instruments(1)	—	—	81	300	—	—	81	300
Interest rates	—	—	191	—	—	—	191	—
Net investment hedges	—	—	14	83	—	—	14	83
Commodities	—	3	10	25	—	—	10	28

TOTAL ASSETS AT FAIR VALUE(2)	12	3	296	582	45	38	353	623

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	177	103	—	—	177	103
Other foreign currency instruments(1)	—	—	175	39	—	—	175	39
Interest rates	—	—	—	13	—	—	—	13
Net investment hedges	—	—	23	85	—	—	23	85
Commodities	—	2	—	96	—	3	—	101

TOTAL LIABILITIES AT FAIR VALUE(3)	—	2	375	336	—	3	375	341

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.
(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.
(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

Fair Values and Amounts of Gains and Losses on Qualifying and Non-Qualifying Financial Instruments used in Hedging Transactions

The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2010 and 2009 are as follows:

	Notional Amount		Fair Value Asset (Liability)
June 30	2010	2009	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$4,000	$—	$(13)
Foreign currency contracts	690	690	(177)	(103)
Commodity contracts	43	503	10	(73)

TOTAL	733	5,193	(167)	(189)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	7,942	—	191	—

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,586	2,271	(9)	(2)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	11,845	12,348	(94)	261
Commodity contracts	19	—	—	—

TOTAL	11,864	12,348	(94)	261

The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company’s derivative activity during the period.

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$19	$18
Foreign currency contracts	23	26
Commodity contracts	11	(62)

TOTAL	53	(18)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(8)	(2)

During the next 12 months, the amount of the June 30, 2010 accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.

The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2010 and 2009 are as follows:

	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2010	2009
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$(8)	$(56)
Foreign currency contracts	(48)	(66)
Commodity contracts	(76)	(170)

TOTAL	(132)	(292)

	Amount of Gain (Loss) Recognized in Income
Years ended June 30	2010	2009
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$191	$—
Debt	(196)	—

TOTAL	(5)	—

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	3	(5)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts	(814)	(1,047)
Commodity contracts	1	(5)

TOTAL	(813)	(1,052)

(1)	The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative expense and interest expense and commodity contracts in cost of products sold.
(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.
(3)	The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2010
Net Earnings and Common Shares Used to Calculate Basic and Diluted Net Earnings per Share

Net earnings and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2010	2009	2008
NET EARNINGS FROM CONTINUING OPERATIONS	$10,946	$10,680	$11,291
Preferred dividends, net of tax benefit	(219)	(192)	(176)

NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS	10,727	10,488	11,115
Preferred dividends, net of tax benefit	219	192	176

DILUTED NET EARNINGS FROM CONTINUING OPERATIONS	10,946	10,680	11,291
Net earnings from discontinued operations	1,790	2,756	784

NET EARNINGS	12,736	13,436	12,075

Shares in millions; Years ended June 30	2010	2009	2008
Basic weighted average common shares outstanding	2,900.8	2,952.2	3,080.8
Effect of dilutive securities
Conversion of preferred shares(1)	134.0	139.2	144.2
Exercise of stock options and other unvested equity awards(2)	64.5	62.7	91.8

DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	3,099.3	3,154.1	3,316.8

(1)	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs’ obligations through 2035.
(2)	Approximately 101 million in 2010, 92 million in 2009 and 40 million in 2008 of the Company’s outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2010
Assumptions Utilized in the Binomial Lattice-Based Valuation Model in Calculating the Compensation Expense for Stock Options Granted

Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2010	2009	2008
Interest rate	0.3–4.0%	0.7–3.8%	1.3–3.8%
Weighted average interest rate	3.7%	3.6%	3.4%
Dividend yield	2.2%	2.0%	1.9%
Expected volatility	15–20%	18–34%	19–25%
Weighted average volatility	18%	21%	20%

Expected life in years	8.8	8.7	8.3

Summary of Options Outstanding Under the Plans and Activity During the Year

A summary of options outstanding under the plans as of June 30, 2010, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	357,317	$48.83
Granted	26,581	62.49
Exercised	(17,147)	40.98
Canceled	(1,780)	55.23

OUTSTANDING, END OF YEAR	364,971	50.16	5.7	$3,999

EXERCISABLE	273,279	47.30	4.7	3,587

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (Tables)	12 Months Ended
Jun. 30, 2010
Reconciliation of Benefit Obligations and Plan Assets of Defined Benefit Retirement Plans and Other Retiree Benefit Plans

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2010	2009	2010	2009
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$10,016	$10,095	$3,928	$3,553
Service cost	218	214	103	91
Interest cost	579	551	253	243
Participants’ contributions	19	15	58	55
Amendments	66	47	—	—
Actuarial loss	1,738	456	633	186
Acquisitions (divestitures)	(13)	(3)	—	(17)
Curtailments and settlements	4	3	—	—
Special termination benefits	—	3	14	16
Currency translation and other	(798)	(867)	30	27
Benefit payments	(584)	(498)	(241)	(226)

BENEFIT OBLIGATION AT END OF YEAR(3)	11,245	10,016	4,778	3,928

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,310	7,225	2,394	3,225
Actual return on plan assets	839	(401)	596	(678)
Acquisitions (divestitures)	(6)	—	—	—
Employer contributions	439	657	22	18
Participants’ contributions	19	15	58	55
Currency translation and other	(455)	(688)	—	(4)
ESOP debt impacts(4)	—	—	14	4
Benefit payments	(584)	(498)	(241)	(226)

FAIR VALUE OF PLAN ASSETS AT END OF YEAR	6,562	6,310	2,843	2,394

FUNDED STATUS	(4,683)	(3,706)	(1,935)	(1,534)

(1)	Primarily non-U.S.-based defined benefit retirement plans.
(2)	Primarily U.S.-based other postretirement benefit plans.
(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

Reconciliation of Defined Benefit Retirement Plans and Other Retiree Benefit Plans Recognized in Asset, Liability and Accumulated Other Comprehensive Income

In these instances, benefit payments are typically paid directly from the Company’s cash as they become due.

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2010	2009	2010	2009
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$56	$133	$—	$—
Current liability	(38)	(41)	(20)	(18)
Noncurrent liability	(4,701)	(3,798)	(1,915)	(1,516)

NET AMOUNT RECOGNIZED	(4,683)	(3,706)	(1,935)	(1,534)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	3,038	1,976	2,319	1,860
Prior service cost (credit)	275	227	(119)	(152)

NET AMOUNTS RECOGNIZED IN AOCI	3,313	2,203	2,200	1,708

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss — current year	1,343	1,335	491	1,309
Prior service cost — current year	66	47	—	—
Amortization of net actuarial loss	(91)	(29)	(20)	(2)
Amortization of prior service (cost) / credit	(15)	(14)	21	23
Settlement / curtailment cost	(3)	—	—	—
Currency translation and other	(190)	(64)	—	(25)

TOTAL CHANGE IN AOCI	1,110	1,275	492	1,305

NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	1,579	1,616	349	1,088

Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2010	2009	2010	2009
Projected benefit obligation	$10,577	$6,509	$11,059	$9,033
Accumulated benefit obligation	9,194	5,808	9,531	7,703
Fair value of plan assets	5,900	3,135	6,320	5,194

Components of the Net Periodic Benefit Cost

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2010	2009	2008	2010	2009	2008
Service cost	$218	$214	$263	$103	$91	$95
Interest cost	579	551	539	253	243	226
Expected return on plan assets	(437)	(473)	(557)	(429)	(444)	(429)
Prior service cost (credit) amortization	15	14	14	(21)	(23)	(21)
Net actuarial loss amortization	91	29	9	20	2	7
Curtailments, settlements and other	3	6	(36)	14	—	(1)

GROSS BENEFIT COST (CREDIT)	469	341	232	(60)	(131)	(123)

Dividends on ESOP preferred stock	—	—	—	(83)	(86)	(95)

NET PERIODIC BENEFIT COST (CREDIT)	469	341	232	(143)	(217)	(218)

Amounts Expected to be Amortized from Accumulated Other Comprehensive Income into Net Period Benefit Cost

Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2011, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$146	$95
Prior service cost (credit)	17	(21)

Weighted Average Assumptions for the Defined Benefit and Other Retiree Benefit Calculations, as well as Assumed Health Care Trend Rates

The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2010	2009	2010	2009
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.0%	6.0%	5.4%	6.4%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	6.0%	6.3%	6.4%	6.9%
Expected return on plan assets	7.1%	7.4%	9.1%	9.3%
Rate of compensation increase	3.7%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2017	2016

(1)	Determined as of end of year.
(2)	Determined as of beginning of year and adjusted for acquisitions.

One-Percentage Point Change in Assumed Health Care Cost Trend Rates

A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$63	$(50)
Effect on postretirement benefit obligation	718	(577)

Target Asset Allocation and Actual Asset Allocation

Plan Assets. Our target asset allocation for the year ended June 30, 2010, and actual asset allocation by asset category as of June 30, 2010 and 2009, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Equity securities(1)	42%	91%
Debt securities	58%	9%

TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2010	2009	2010	2009
Equity securities(1)	43%	42%	91%	93%
Debt securities	53%	51%	9%	7%
Cash	4%	6%	—	—
Real estate	—	1%	—	—

TOTAL	100%	100%	100%	100%

(1)	Equity securities for other retiree benefit plan assets include Company stock, net of Series B ESOP debt, of $2,535 and $2,084 as of June 30, 2010 and 2009, respectively.

Fair Value of the Company's Plan Assets Segregated by Level within the Fair Value Hierarchy

The following table sets forth the fair value of the Company’s plan assets as of June 30, 2010 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1	Level 2	Level 3	Total
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$238	$—	$—	$238
Government bonds	62	—	—	62
Company stock	12	—	—	12
Common collective trust fund — equity	—	2,814	—	2,814
Common collective trust fund — fixed income	—	3,380	—	3,380
Other	—	—	56	56

TOTAL ASSETS AT FAIR VALUE	312	6,194	56	6,562

	Other Retiree Benefits
	Level 1	Level 2	Level 3	Total
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$14	$—	$—	$14
Company stock	—	2,535	—	2,535
Common collective trust fund — equity	—	43	—	43
Common collective trust fund — fixed income	—	249	—	249
Other	—	—	2	2

TOTAL ASSETS AT FAIR VALUE	14	2,827	2	2,843

Total Benefit Payments Expected to be Paid to Participants

Total benefit payments expected to be paid to participants, which include payments funded from the Company’s assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2011	$494	$195
2012	487	213
2013	500	230
2014	524	245
2015	537	261
2016 – 2020	3,063	1,530

Series A and B Preferred Shares of the ESOP Number of Shares Outstanding

The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2010	2009	2008
Allocated	54,542	56,818	58,557
Unallocated	14,762	16,651	18,665

TOTAL SERIES A	69,304	73,469	77,222

Allocated	20,752	20,991	21,134
Unallocated	41,347	42,522	43,618

TOTAL SERIES B	62,099	63,513	64,752

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2010
Earnings from Continuing Operations Before Income Taxes (Table)

Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2010	2009	2008
United States	$8,368	$8,409	$8,167
International	6,679	6,004	6,718

TOTAL	15,047	14,413	14,885

Provision for Income Taxes on Continuing Operations

Income taxes on continuing operations consisted of the following:

Years ended June 30	2010	2009	2008
CURRENT TAX EXPENSE
U.S. federal	$2,154	$1,619	$670
International	1,616	1,268	1,515
U.S. state and local	295	229	188

	4,065	3,116	2,373

DEFERRED TAX EXPENSE
U.S. federal	253	595	1,272
International and other	(217)	22	(51)

	36	617	1,221

TOTAL TAX EXPENSE	4,101	3,733	3,594

Reconciliation of the U.S. Federal Statutory Income Tax Rate to our Actual Income Tax Rate on Continuing Operations

A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2010	2009	2008
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	-7.5%	-7.1%	-6.8%
Income tax reserve adjustments	-0.4%	-1.3%	-3.4%
Patient Protection and Affordable
Care Act	1.0%	0.0%	0.0%
Other	-0.8%	-0.7%	-0.7%

EFFECTIVE INCOME TAX RATE	27.3%	25.9%	24.1%

Reconciliation of the Beginning and Ending Liability for Unrecognized Tax Benefits

A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

	2010	2009	2008
BEGINNING OF YEAR	$2,003	$2,582	$2,971
Increases in tax positions for prior years	128	116	164
Decreases in tax positions for prior years	(146)	(485)	(576)
Increases in tax positions for current year	193	225	375
Settlements with taxing authorities	(216)	(172)	(260)
Lapse in statute of limitations	(45)	(68)	(200)
Currency translation	(120)	(195)	108

END OF YEAR	1,797	2,003	2,582

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities were comprised of the following:

June 30	2010	2009
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,717	$1,395
Stock-based compensation	1,257	1,182
Loss and other carryforwards	595	439
Goodwill and other intangible assets	312	331
Accrued marketing and promotion	216	167
Fixed assets	102	114
Unrealized loss on financial and foreign exchange transactions	88	577
Accrued interest and taxes	88	120
Advance payments	16	15
Inventory	35	97
Other	757	885
Valuation allowances	(120)	(104)

TOTAL	5,063	5,218

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	11,760	11,922
Fixed assets	1,642	1,654
Other	269	146

TOTAL	13,671	13,722

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2010
Schedule of Purchase Obligations	Commitments made under take-or-pay obligations are as follows:

June 30	2011	2012	2013	2014	2015	Thereafter
Purchase obligations	$896	$568	$528	$281	$120	$301

Operating Lease Payments, Net

Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

June 30	2011	2012	2013	2014	2015	Thereafter
Operating leases	$282	$229	$204	$164	$149	$486

SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2010
Global Segment Results

Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 16% of consolidated net sales in 2010, 2009 and 2008.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets(2)	Capital Expenditures
BEAUTY AND GROOMING GBU
BEAUTY	2010	$19,491	$3,648	$2,712	$503	$11,825	$534
	2009	18,924	3,558	2,664	454	11,987	526
	2008	19,666	3,673	2,827	450	12,760	462
GROOMING	2010	7,631	2,007	1,477	625	21,259	259
	2009	7,408	1,900	1,359	721	22,205	294
	2008	8,103	2,154	1,582	743	23,302	308
HEALTH AND WELL-BEING GBU
HEALTH CARE	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
	2008	12,087	3,030	2,021	372	8,088	420
SNACKS AND PET CARE	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
	2008	3,204	409	261	102	1,303	78
HOUSEHOLD CARE GBU
FABRIC CARE AND HOME CARE	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
	2008	23,714	5,060	3,411	599	11,387	763
BABY CARE AND FAMILY CARE	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
	2008	13,898	2,700	1,728	612	6,821	763
CORPORATE(1)	2010	(1,353)	(2,262)	(817)	287	70,653	187
	2009	(1,329)	(1,709)	(214)	224	75,634	264
	2008	(1,415)	(2,141)	(539)	181	80,331	252
TOTAL COMPANY	2010	78,938	15,047	10,946	3,108	128,172	3,067
	2009	76,694	14,413	10,680	3,016	134,833	3,238
	2008	79,257	14,885	11,291	3,059	143,992	3,046

(1)	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.
(2)	Prior years’ total assets have been updated to reflect a change in management accountability for certain items, primarily accounts receivable, from the reportable segments to Corporate.

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2010
Net Earnings from Discontinued Operations for the Pharmaceuticals and Coffee Businesses

Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2010			2009			2008
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$751	$—	$751	$2,335	$668	$3,003	$2,491	$1,754	$4,245

Earnings from discontinued operations	306	—	306	912	212	1,124	747	446	1,193
Income tax expense	(101)	—	(101)	(299)	(80)	(379)	(240)	(169)	(409)
Gain on sale of discontinued operation	2,632	—	2,632	—	1,896	1,896	—	—	—
Income tax benefit (expense) on sale	(1,047)	—	(1,047)	—	115	115	—	—	—

Net earnings from discontinued operations	1,790	—	1,790	613	2,143	2,756	507	277	784

QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Jun. 30, 2010
Quarterly Results (Unaudited)
Quarters Ended		Sept 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2009–2010	$19,807	$21,027	$19,178	$18,926	$78,938
	2008–2009	20,983	19,763	17,864	18,084	76,694
OPERATING INCOME	2009–2010	4,448	4,655	3,968	2,950	16,021
	2008–2009	4,386	4,055	3,553	3,380	15,374
GROSS MARGIN	2009–2010	52.6%	53.7%	51.9%	49.5%	52.0%
	2008–2009	49.7%	50.4%	49.0%	49.0%	49.5%
NET EARNINGS:
Earnings from continuing operations	2009–2010	$3,027	$3,149	$2,585	$2,185	$10,946
	2008–2009	3,115	2,813	2,429	2,323	10,680
Earnings from discontinued operations	2009–2010	280	1,510	—	—	1,790
	2008–2009	233	2,191	184	148	2,756
Net earnings	2009–2010	3,307	4,659	2,585	2,185	12,736
	2008–2009	3,348	5,004	2,613	2,471	13,436
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	2009–2010	$0.97	$1.01	$0.83	$0.71	$3.53
	2008–2009	0.96	0.89	0.78	0.75	3.39
Earnings from discontinued operations	2009–2010	0.09	0.48	—	—	0.58
	2008–2009	0.07	0.69	0.06	0.05	0.87
Diluted net earnings per common share	2009–2010	1.06	1.49	0.83	0.71	4.11
	2008–2009	1.03	1.58	0.84	0.80	4.26

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Countries with on the ground operations	80
Currency translation adjustments	$ 861	$ 3,333
Research and development costs	1,950	1,864	1,946
Advertising costs	8,576	7,519	8,520
Net expense for income attributable to the noncontrolling interest	$ 110	$ 86	$ 78
Furniture and Fixtures
Property, plant and equipment, maximum	15
Computer Equipment and Capitalized Software
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	5
Machinery and Equipment
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	20
Building
Property, plant and equipment, maximum	40
Customer Relationships
Finite-lived intangible assets, minimum	5
Finite-lived intangible assets, maximum	30
Brands
Finite-lived intangible assets, minimum	5
Finite-lived intangible assets, maximum	30
Other non-contractual
Finite-lived intangible assets, minimum	5
Finite-lived intangible assets, maximum	30
Lower Limit
Countries in which product sold	180

Change in the Net Carrying Amount of Goodwill by Global Business Unit (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Goodwill, beginning of year	$ 56,512	$ 59,767
Acquisitions and divestitures	179	(638)
Translation and other	(2,679)	(2,617)
GOODWILL, JUNE 30	54,012	56,512
BEAUTY & GROOMING GBU | BEAUTY
Goodwill, beginning of year	18,668	19,662
Acquisitions and divestitures	18	66
Translation and other	(1,111)	(1,060)
GOODWILL, JUNE 30	17,575	18,668
BEAUTY & GROOMING GBU | GROOMING
Goodwill, beginning of year	21,391	22,553
Acquisitions and divestitures	(35)	(214)
Translation and other	(972)	(948)
GOODWILL, JUNE 30	20,384	21,391
HEALTH & WELL-BEING GBU | HEALTH CARE
Goodwill, beginning of year	8,404	8,750
Acquisitions and divestitures	(249)	(81)
Translation and other	(296)	(265)
GOODWILL, JUNE 30	7,859	8,404
HEALTH & WELL-BEING GBU | SNACKS AND PET CARE
Goodwill, beginning of year	2,055	2,434
Acquisitions and divestitures	154	(356)
Translation and other	(6)	(23)
GOODWILL, JUNE 30	2,203	2,055
HOUSEHOLD CARE GBU | FABRIC CARE AND HOME CARE
Goodwill, beginning of year	4,408	4,655
Acquisitions and divestitures	(6)	(46)
Translation and other	(154)	(201)
GOODWILL, JUNE 30	4,248	4,408
HOUSEHOLD CARE GBU | BABY CARE AND FAMILY CARE
Goodwill, beginning of year	1,586	1,713
Acquisitions and divestitures	(1)	(7)
Translation and other	(140)	(120)
GOODWILL, JUNE 30	1,445	1,586
Corporate
Acquisitions and divestitures	298
GOODWILL, JUNE 30	$ 298

Identifiable Intangible Assets (Detail) (USD $) In Millions	Jun. 30, 2010	Jun. 30, 2009
Gross Carrying Amount	$ 35,194	$ 35,812
Accumulated Amortization	3,558	3,206
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Gross Carrying Amount	8,675	8,921
Accumulated Amortization	3,558	3,206
INTANGIBLE ASSETS WITH DETERMINABLE LIVES | brands
Gross Carrying Amount	3,284	3,580
Accumulated Amortization	1,318	1,253
INTANGIBLE ASSETS WITH DETERMINABLE LIVES | Patents and technology
Gross Carrying Amount	3,140	3,168
Accumulated Amortization	1,575	1,332
INTANGIBLE ASSETS WITH DETERMINABLE LIVES | Customer Relationships
Gross Carrying Amount	1,947	1,853
Accumulated Amortization	460	411
INTANGIBLE ASSETS WITH DETERMINABLE LIVES | Other non-contractual
Gross Carrying Amount	304	320
Accumulated Amortization	205	210
INTANGIBLE ASSETS WITH INDEFINITE LIVES | brands
Gross Carrying Amount	$ 26,519	$ 26,891

Amortization of Intangible Assets (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Intangible Asset Amortization	$ 601	$ 648	$ 649

Estimated Amortization Expense (Detail) (USD $) In Millions	12 Months Ended
Jun. 30, 2010
Estimated amortization expense - 2011	$ 530
Estimated amortization expense - 2012	490
Estimated amortization expense - 2013	470
Estimated amortization expense - 2014	434
Estimated amortization expense - 2015	$ 401

Selected Components of Current and Noncurrent Liabilities (Detail) (USD $) In Millions	Jun. 30, 2010	Jun. 30, 2009
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$ 2,857	$ 2,378
Compensation expenses	1,822	1,983
Taxes payable	622	722
Other	3,258	3,518
TOTAL	8,559	8,601
OTHER NONCURRENT LIABILITIES
Pension benefits	4,701	3,798
Other postretirement benefits	1,915	1,516
Uncertain tax positions	2,381	2,705
Other	1,192	1,127
TOTAL	$ 10,189	$ 9,146

Debt Due Within One Year (Detail) (USD $) In Millions	Jun. 30, 2010		Jun. 30, 2009
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$ 564		$ 6,941
Commercial paper	7,838		5,027
Other	70		4,352
TOTAL	$ 8,472		$ 16,320
Short-term weighted average interest rates	0.004	[1]	0.02	[1]

[1]	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

Long-Term Debt (Detail) (USD $) In Millions	Jun. 30, 2010		Jun. 30, 2009
LONG-TERM DEBT
Capital lease obligations	$ 401		$ 392
All other long-term debt	1,876		10,062
Current portion of long-term debt	(564)		(6,941)
TOTAL	21,360		20,652
Fair value of long-term debt	23,072		21,514
Long-term weighted average interest rates	0.036	[1]	0.049	[1]
1.35% USD Note Due August 2011
LONG-TERM DEBT
Long-term notes	1,000
4.88% EUR note due October 2011
LONG-TERM DEBT
Long-term notes	1,221		1,411
1.38% USD Note Due August 2012
LONG-TERM DEBT
Long-term notes	1,250
3.38% EUR note due December 2012
LONG-TERM DEBT
Long-term notes	1,710		1,975
4.50% EUR note due May 2014
LONG-TERM DEBT
Long-term notes	1,832		2,116
4.95% USD note due August 2014
LONG-TERM DEBT
Long-term notes	900		900
3.50% USD note due February 2015
LONG-TERM DEBT
Long-term notes	750		750
0.95% JPY note due May 2015
LONG-TERM DEBT
Long-term notes	1,129
3.15% USD Note Due September 2015
LONG-TERM DEBT
Long-term notes	500
4.85% USD note due December 2015
LONG-TERM DEBT
Long-term notes	700		700
5.13% EUR note due October 2017
LONG-TERM DEBT
Long-term notes	1,344		1,552
4.70% USD note due February 2019
LONG-TERM DEBT
Long-term notes	1,250		1,250
4.13% EUR note due December 2020
LONG-TERM DEBT
Long-term notes	733		846
ESOP Debentures 9.36 Percent Due 2010 To 2021
LONG-TERM DEBT
Long-term notes	854	[2]	896	[2]
4.88% EUR note due May 2027
LONG-TERM DEBT
Long-term notes	1,221		1,411
6.25% GBP note due January 2030
LONG-TERM DEBT
Long-term notes	753		832
5.50% USD note due February 2034
LONG-TERM DEBT
Long-term notes	500		500
5.80% USD note due August 2034
LONG-TERM DEBT
Long-term notes	600		600
5.55% USD note due March 2037
LONG-TERM DEBT
Long-term notes	$ 1,400		$ 1,400

[1]	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.
[2]	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.

Long-Term Debt Maturities (Detail) (USD $) In Millions	Jun. 30, 2010
Long-term debt maturities - 2011	$ 564
Long-term debt maturities - 2012	2,304
Long-term debt maturities - 2013	3,051
Long-term debt maturities - 2014	1,924
Long-term debt maturities - 2015	$ 2,897

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Aggregate fair value of credit risk management instruments under standard netting agreements that are in a net liability position	$ 226
Currency effects of net investment hedges reflected in OCI	789	964
Accumulated net balances of net investement hedges	$ (3,270)	$ (4,059)

Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions	Jun. 30, 2010		Jun. 30, 2009
Assets at fair value:
Investment securities	$ 57		$ 212
Total assets at fair value	353	[1]	623	[1]
Liabilities at fair value:
Total liabilities at fair value	375	[2]	341	[2]
Fair Value, Inputs, Level 1
Assets at fair value:
Investment securities	12
Total assets at fair value	12	[1]	3	[1]
Liabilities at fair value:
Total liabilities at fair value			2	[2]
Fair Value, Inputs, Level 1 | Commodities
Assets at fair value:
Derivative assets			3
Liabilities at fair value:
Derivative liabilities			2
Fair Value, Inputs, Level 2
Assets at fair value:
Investment securities			174
Total assets at fair value	296	[1]	582	[1]
Liabilities at fair value:
Total liabilities at fair value	375	[2]	336	[2]
Fair Value, Inputs, Level 2 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	81	[3]	300	[3]
Liabilities at fair value:
Derivative liabilities	175	[3]	39	[3]
Fair Value, Inputs, Level 2 | Interest Rate
Assets at fair value:
Derivative assets	191
Liabilities at fair value:
Derivative liabilities			13
Fair Value, Inputs, Level 2 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	14		83
Liabilities at fair value:
Derivative liabilities	23		85
Fair Value, Inputs, Level 2 | Commodities
Assets at fair value:
Derivative assets	10		25
Liabilities at fair value:
Derivative liabilities			96
Fair Value, Inputs, Level 2 | Foreign currency hedges
Liabilities at fair value:
Derivative liabilities	177		103
Fair Value, Inputs, Level 3
Assets at fair value:
Investment securities	45		38
Total assets at fair value	45	[1]	38	[1]
Liabilities at fair value:
Total liabilities at fair value			3	[2]
Fair Value, Inputs, Level 3 | Commodities
Liabilities at fair value:
Derivative liabilities			3
Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	81	[3]	300	[3]
Liabilities at fair value:
Derivative liabilities	175	[3]	39	[3]
Interest Rate
Assets at fair value:
Derivative assets	191
Liabilities at fair value:
Derivative liabilities			13
Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	14		83
Liabilities at fair value:
Derivative liabilities	23		85
Commodities
Assets at fair value:
Derivative assets	10		28
Liabilities at fair value:
Derivative liabilities			101
Foreign currency hedges
Liabilities at fair value:
Derivative liabilities	$ 177		$ 103

[1]	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.
[2]	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.
[3]	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

Fair Values and Amounts of Gains and Losses on Qualifying and Non-Qualifying Financial Instruments used in Hedging Transactions (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009
Derivatives in Cash Flow Hedging Relationships
Notional Amount	$ 733		$ 5,193
Fair Value Asset (Liability)	(167)		(189)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	53		(18)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(132)	[1]	(292)	[1]
Derivatives in Cash Flow Hedging Relationships | Interest Rate
Notional Amount			4,000
Fair Value Asset (Liability)			(13)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	19		18
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(8)	[1]	(56)	[1]
Derivatives in Cash Flow Hedging Relationships | Foreign currency hedges
Notional Amount	690		690
Fair Value Asset (Liability)	(177)		(103)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	23		26
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(48)	[1]	(66)	[1]
Derivatives in Cash Flow Hedging Relationships | Commodities
Notional Amount	43		503
Fair Value Asset (Liability)	10		(73)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	11		(62)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(76)	[1]	(170)	[1]
Derivatives in Fair Value Hedging Relationships
Amount of Gain (Loss) Recognized in Income	(5)	[2]
Derivatives in Fair Value Hedging Relationships | Interest Rate
Notional Amount	7,942
Fair Value Asset (Liability)	191
Amount of Gain (Loss) Recognized in Income	191
Derivatives in Fair Value Hedging Relationships | Debt
Amount of Gain (Loss) Recognized in Income	(196)
Derivatives Not Designated as Hedging Instruments
Notional Amount	11,864		12,348
Fair Value Asset (Liability)	(94)		261
Amount of Gain (Loss) Recognized in Income	(813)	[3]	(1,052)	[3]
Derivatives Not Designated as Hedging Instruments | Foreign currency hedges
Notional Amount	11,845		12,348
Fair Value Asset (Liability)	(94)		261
Amount of Gain (Loss) Recognized in Income	(814)		(1,047)
Derivatives Not Designated as Hedging Instruments | Commodities
Notional Amount	19
Amount of Gain (Loss) Recognized in Income	1		(5)
Derivatives in Net Investment Hedging Relationships
Notional Amount	1,586		2,271
Fair Value Asset (Liability)	(9)		(2)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	(8)		(2)
Amount of Gain (Loss) Recognized in Income	$ 3	[2]	$ (5)	[2]

[1]	The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative expense and interest expense and commodity contracts in cost of products sold.
[2]	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.
[3]	The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

Net Earnings and Common Shares Used to Calculate Basic and Diluted Net Earnings per Share (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
NET EARNINGS FROM CONTINUING OPERATIONS	$ 10,946		$ 10,680		$ 11,291
Preferred dividends, net of tax benefit	(219)		(192)		(176)
NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS	10,727		10,488		11,115
Preferred dividends, net of tax benefit	219		192		176
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS	10,946		10,680		11,291
Net earnings from discontinued operations	1,790		2,756		784
NET EARNINGS	$ 12,736		$ 13,436		$ 12,075
Basic weighted average common shares outstanding	2,900.8		2,952.2		3,080.8
Effect of dilutive securities
Conversion of preferred shares	134	[1]	139.2	[1]	144.2	[1]
Exercise of stock options and other unvested equity awards	64.5	[2]	62.7	[2]	91.8	[2]
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	3,099.3		3,154.1		3,316.8

[1]	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs' obligations through 2035.
[2]	Approximately 101 million in 2010, 92 million in 2009 and 40 million in 2008 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

Net Earnings and Common Shares Used to Calculate Basic and Diluted Net Earnings per Share (Parenthetical) (Detail) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Outstanding stock options not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive, approximately	101	92	40

STOCK-BASED COMPENSATION - Additional Information (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Key manager stock option awards granted since September 2002, life (years)	10
Key manager stock option awards granted from July 1998 through August 2002, life (years)	15
Stock-based compensation expense for stock option grants	$ 417	$ 460	$ 522
Total compensation cost for restricted stock, RSUs and other stock-based grants	36	56	33
Recognized income tax benefit for these stock-based compensation arrangements	118	137	147
Weighted average grant-date fair value of options granted	$ 13.47	$ 11.67	$ 15.91
Total intrinsic value of options exercised	342	434	1,129
Total grant-date fair value of options that vested	563	537	532
Cash received from options exercised	703	639	1,837
Tax benefit realized for the tax deductions from option exercises	89	146	318
Shares of common stock authorized for issuance	180
Shares of common stock available for grant	155
Compensation cost that has not yet been recognized related to stock awards	$ 474
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	2

Assumptions Utilized in the Binomial Lattice-Based Valuation Model in Calculating the Compensation Expense for Stock Options Granted (Detail)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Weighted average interest rate	0.037	0.036	0.034
Dividend yield	0.022	0.02	0.019
Weighted average volatility	0.18	0.21	0.2
Expected life in years	8.8	8.7	8.3
Upper Limit
Weighted average interest rate	0.04	0.038	0.038
Expected volatility	0.2	0.34	0.25
Lower Limit
Weighted average interest rate	0.003	0.007	0.013
Expected volatility	0.15	0.18	0.19

Summary of Options Outstanding Under the Plans and Activity During the Year (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2010
Aggregate Intrinsic Value
OUTSTANDING, END OF YEAR	$ 3,999
EXERCISABLE	$ 3,587
Weighted Avg. Remaining Contractual Life in Years
OUTSTANDING, END OF YEAR	5.7
EXERCISABLE	4.7
Weighted Avg. Exercise Price
Outstanding, beginning of year	$ 48.83
Granted	$ 62.49
Exercised	$ 40.98
Canceled	$ 55.23
OUTSTANDING, END OF YEAR	$ 50.16
EXERCISABLE	$ 47.3
Options
Outstanding, beginning of year	357,317
Granted	26,581
Exercised	(17,147)
Canceled	(1,780)
OUTSTANDING, END OF YEAR	364,971
EXERCISABLE	273,279

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2010 Defined Contribution Pension	Jun. 30, 2009 Defined Contribution Pension	Jun. 30, 2008 Defined Contribution Pension	Jun. 30, 2010 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 1989 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 2010 Other Retiree Benefits Series B Preferred Stock	Jun. 30, 1991 Other Retiree Benefits Series B Preferred Stock	Jun. 30, 2010 Series A Preferred Stock	Jun. 30, 2010 Series B Preferred Stock	Jun. 30, 2010 Equity Securities	Jun. 30, 2010 Bonds
Total global defined contribution expense		$ 344,000,000	$ 364,000,000	$ 290,000,000
Contribution rate as an approximate percentage of total participants' annual wages and salaries					0.15	0.15	0.15
Accumulated benefit obligation for defined benefit retirement pension plans		9,708,000,000	8,637,000,000
Expected long-term rates of return for plan assets, minimum														0.08	0.05
Expected long-term rates of return for plan assets, maximum														0.09	0.06
Estimate of cash requirements for the defined benefit retirement plans	441,000,000
Estimate of cash requirements for other retiree benefit plans	25,000,000
Defined benefit retirement plans, expected benefit payments from the Company directly to participants of unfunded plans	120,000,000
Defined benefit retirement plans, expected contributions to funded plans	321,000,000
ESOP borrowings to purchase ESOP Convertible Class A Preferred Stock									1,000,000,000		1,000,000,000
ESOP debt								$ 160,000,000		$ 336,000,000
Common stock dividend per share		$ 1.8	$ 1.64	$ 1.45	$ 1.8
No. of common share each ESOP is convertible to												Each share is convertible at the option of the holder into one share of the Company's common stock.	Each share is convertible at the option of the holder into one share of the Company's common stock.
Dividend per share								$ 1.8		$ 1.8
Liquidation value per share								$ 6.82		$ 12.96

Reconciliation of Benefit Obligations and Plan Assets of Defined Benefit Retirement Plans and Other Retiree Benefit Plans (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Other Retiree Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	$ 3,928	[1],[2]	$ 3,553	[1],[2]
Service cost	103	[2]	91	[2]	95
Interest cost	253	[2]	243	[2]	226
Participants' contributions	58	[2]	55	[2]
Actuarial loss	633	[2]	186	[2]
Acquisitions (divestitures)			(17)	[2]
Special termination benefits	14	[2]	16	[2]
Currency translation and other	30	[2]	27	[2]
Benefit payments	(241)	[2]	(226)	[2]
BENEFIT OBLIGATION AT END OF YEAR	4,778	[1],[2]	3,928	[1],[2]	3,553	[1],[2]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	2,394	[2]	3,225	[2]
Actual return on plan assets	596	[2]	(678)	[2]
Employer contributions	22	[2]	18	[2]
Participants' contributions	58	[2]	55	[2]
Currency translation and other			(4)	[2]
ESOP debt impacts	14	[2],[3]	4	[2],[3]
Benefit payments	(241)	[2]	(226)	[2]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	2,843	[2]	2,394	[2]	3,225	[2]
FUNDED STATUS	(1,935)	[2]	(1,534)	[2]
Pension Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	10,016	[1],[4]	10,095	[1],[4]
Service cost	218	[4]	214	[4]	263
Interest cost	579	[4]	551	[4]	539
Participants' contributions	19	[4]	15	[4]
Amendments	66	[4]	47	[4]
Actuarial loss	1,738	[4]	456	[4]
Acquisitions (divestitures)	(13)	[4]	(3)	[4]
Curtailments and settlements	4	[4]	3	[4]
Special termination benefits			3	[4]
Currency translation and other	(798)	[4]	(867)	[4]
Benefit payments	(584)	[4]	(498)	[4]
BENEFIT OBLIGATION AT END OF YEAR	11,245	[1],[4]	10,016	[1],[4]	10,095	[1],[4]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,310	[4]	7,225	[4]
Actual return on plan assets	839	[4]	(401)	[4]
Acquisitions (divestitures)	(6)	[4]
Employer contributions	439	[4]	657	[4]
Participants' contributions	19	[4]	15	[4]
Currency translation and other	(455)	[4]	(688)	[4]
Benefit payments	(584)	[4]	(498)	[4]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	6,562	[4]	6,310	[4]	7,225	[4]
FUNDED STATUS	$ (4,683)	[4]	$ (3,706)	[4]

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily U.S.-based other postretirement benefit plans.
[3]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[4]	Primarily non-U.S.-based defined benefit retirement plans.

Reconciliation of Defined Benefit Retirement Plans and Other Retiree Benefit Plans Recognized in Asset, Liability and Accumulated Other Comprehensive Income (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Current liability	$ (20)	$ (18)
Noncurrent liability	(1,915)	(1,516)
NET AMOUNT RECOGNIZED	(1,935)	(1,534)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,319	1,860
Prior service cost (credit)	(119)	(152)
NET AMOUNTS RECOGNIZED IN AOCI	2,200	1,708
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	491	1,309
Amortization of net actuarial loss	(20)	(2)
Amortization of prior service (cost) / credit	21	23
Currency translation and other		(25)
TOTAL CHANGE IN AOCI	492	1,305
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	349	1,088
Pension Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	56	133
Current liability	(38)	(41)
Noncurrent liability	(4,701)	(3,798)
NET AMOUNT RECOGNIZED	(4,683)	(3,706)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	3,038	1,976
Prior service cost (credit)	275	227
NET AMOUNTS RECOGNIZED IN AOCI	3,313	2,203
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	1,343	1,335
Prior service cost - current year	66	47
Amortization of net actuarial loss	(91)	(29)
Amortization of prior service (cost) / credit	(15)	(14)
Settlement / curtailment cost	(3)
Currency translation and other	(190)	(64)
TOTAL CHANGE IN AOCI	1,110	1,275
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$ 1,579	$ 1,616

Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions	Jun. 30, 2010	Jun. 30, 2009
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 10,577	$ 6,509
Accumulated benefit obligation	9,194	5,808
Fair value of plan assets	5,900	3,135
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	11,059	9,033
Accumulated benefit obligation	9,531	7,703
Fair value of plan assets	$ 6,320	$ 5,194

Components of the Net Periodic Benefit Cost (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Other Retiree Benefits
Service cost	$ 103	[1]	$ 91	[1]	$ 95
Interest cost	253	[1]	243	[1]	226
Expected return on plan assets	(429)		(444)		(429)
Prior service cost (credit) amortization	(21)		(23)		(21)
Net actuarial loss amortization	20		2		7
Curtailments, settlements and other	14				(1)
GROSS BENEFIT COST (CREDIT)	(60)		(131)		(123)
Dividends on ESOP preferred stock	(83)		(86)		(95)
NET PERIODIC BENEFIT COST (CREDIT)	(143)		(217)		(218)
Pension Benefits
Service cost	218	[2]	214	[2]	263
Interest cost	579	[2]	551	[2]	539
Expected return on plan assets	(437)		(473)		(557)
Prior service cost (credit) amortization	15		14		14
Net actuarial loss amortization	91		29		9
Curtailments, settlements and other	3		6		(36)
GROSS BENEFIT COST (CREDIT)	469		341		232
NET PERIODIC BENEFIT COST (CREDIT)	$ 469		$ 341		$ 232

[1]	Primarily U.S.-based other postretirement benefit plans.
[2]	Primarily non-U.S.-based defined benefit retirement plans.

Amounts Expected to be Amortized from Accumulated Other Comprehensive Income into Net Period Benefit Cost (Detail) (USD $) In Millions	12 Months Ended
Jun. 30, 2011
Other Retiree Benefits
Net actuarial loss	$ 95
Prior service cost (credit)	(21)
Pension Benefits
Net actuarial loss	146
Prior service cost (credit)	$ 17

Weighted Average Assumptions for the Defined Benefit and Other Retiree Benefit Calculations, as well as Assumed Health Care Trend Rates (Detail)	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009
Other Retiree Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	0.054	[1]	0.064	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	0.064	[2]	0.069	[2]
Expected return on plan assets	0.091	[2]	0.093	[2]
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	0.085		0.085
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	0.05		0.05
Year that the rate reaches the ultimate trend rate	2017		2016
Pension Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	0.05	[1]	0.06	[1]
Rate of compensation increase	0.035	[1]	0.037	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	0.06	[2]	0.063	[2]
Expected return on plan assets	0.071	[2]	0.074	[2]
Rate of compensation increase	0.037	[2]	0.037	[2]

[1]	Determined as of end of year.
[2]	Determined as of beginning of year and adjusted for acquisitions.

One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions	12 Months Ended
Jun. 30, 2010
One-Percentage Point Increase (Decrease)
Effect on total of service and interest cost components	$ 63
Effect on total of service and interest cost components	(50)
Effect on postretirement benefit obligation	718
Effect on postretirement benefit obligation	$ (577)

Target Asset Allocation and Actual Asset Allocation (Detail)	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009
Other Retiree Benefits
Target Asset Allocation
Equity securities	0.91	[1]
Debt securities	0.09
TOTAL	1
Asset Allocation
Equity securities	0.91	[1]	0.93	[1]
Debt securities	0.09		0.07
TOTAL	1		1
Pension Benefits
Target Asset Allocation
Equity securities	0.42	[1]
Debt securities	0.58
TOTAL	1
Asset Allocation
Equity securities	0.43	[1]	0.42	[1]
Debt securities	0.53		0.51
Cash	0.04		0.06
Real estate			0.01
TOTAL	1		1

[1]	Equity securities for other retiree benefit plan assets include Company stock, net of Series B ESOP debt, of $2,535 and $2,084 as of June 30, 2010 and 2009, respectively.

Target Asset Allocation and Actual Asset Allocation (Parenthetical) (Detail) (Other Retiree Benefits, USD $) In Millions	Jun. 30, 2010	Jun. 30, 2009
Company stock, net of Series B ESOP debt	$ 2,535	$ 2,084

Fair Value of the Company’s Plan Assets Segregated by Level within the Fair Value Hierarchy (Detail) (USD $) In Millions	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Other Retiree Benefits
Fair value of plan assets	$ 2,843	[1]	$ 2,394	[1]	$ 3,225	[1]
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure
Fair value of plan assets	2,843
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Cash and Cash Equivalents
Fair value of plan assets	14
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	14
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Company Stock
Fair value of plan assets	2,535
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Company Stock | Fair Value, Inputs, Level 2
Fair value of plan assets	2,535
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Equity
Fair value of plan assets	43
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	43
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	249
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	249
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Other Assets
Fair value of plan assets	2
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	2
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1
Fair value of plan assets	14
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
Fair value of plan assets	2,827
Other Retiree Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3
Fair value of plan assets	2
Pension Benefits
Fair value of plan assets	6,562	[2]	6,310	[2]	7,225	[2]
Pension Benefits | Portion at Fair Value, Fair Value Disclosure
Fair value of plan assets	6,562
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Cash and Cash Equivalents
Fair value of plan assets	238
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	238
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Government Bonds
Fair value of plan assets	62
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Government Bonds | Fair Value, Inputs, Level 1
Fair value of plan assets	62
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Company Stock
Fair value of plan assets	12
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Company Stock | Fair Value, Inputs, Level 1
Fair value of plan assets	12
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Equity
Fair value of plan assets	2,814
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	2,814
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	3,380
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	3,380
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Other Assets
Fair value of plan assets	56
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	56
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1
Fair value of plan assets	312
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
Fair value of plan assets	6,194
Pension Benefits | Portion at Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3
Fair value of plan assets	$ 56

[1]	Primarily U.S.-based other postretirement benefit plans.
[2]	Primarily non-U.S.-based defined benefit retirement plans.

Total Benefit Payments Expected to be Paid to Participants (Detail) (USD $) In Millions	Jun. 30, 2010
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2011	$ 195
2012	213
2013	230
2014	245
2015	261
2016 - 2020	1,530
Pension Benefits
EXPECTED BENEFIT PAYMENTS
2011	494
2012	487
2013	500
2014	524
2015	537
2016 - 2020	$ 3,063

Series A and B Preferred Shares of the ESOP Number of Shares Outstanding (Detail) In Thousands	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Series A Preferred Stock
Allocated	54,542	56,818	58,557
Unallocated	14,762	16,651	18,665
TOTAL	69,304	73,469	77,222
Series B Preferred Stock
Allocated	20,752	20,991	21,134
Unallocated	41,347	42,522	43,618
TOTAL	62,099	63,513	64,752

Earnings from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
United States	$ 8,368	$ 8,409	$ 8,167
International	6,679	6,004	6,718
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ 15,047	$ 14,413	$ 14,885

Provision for Income Taxes on Continuing Operations (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
CURRENT TAX EXPENSE
U.S. federal	$ 2,154	$ 1,619	$ 670
International	1,616	1,268	1,515
U.S. state and local	295	229	188
Current Income Tax Expense (Benefit), Total	4,065	3,116	2,373
DEFERRED TAX EXPENSE
U.S. federal	253	595	1,272
International and other	(217)	22	(51)
Total Deferred Income Tax Expense (Benefit), Total	36	617	1,221
TOTAL TAX EXPENSE	$ 4,101	$ 3,733	$ 3,594

Reconciliation of the U.S. Federal Statutory Income Tax Rate to our Actual Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
U.S. federal statutory income tax rate	0.35	0.35	0.35
Country mix impacts of foreign operations	(0.075)	(0.071)	(0.068)
Income tax reserve adjustments	(0.004)	(0.013)	(0.034)
Patient Protection and Affordable Care Act	0.01	0	0
Other	(0.008)	(0.007)	(0.007)
EFFECTIVE INCOME TAX RATE	0.273	0.259	0.241

INCOME TAXES - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2010	Jul. 31, 2007	Jun. 30, 2010	Jun. 30, 2009
The Patient Protection and Affordable Care Act (PPACA) resulted in adjustment to deferred tax asset	$ 152,000,000
Tax benefits credited to shareholders' equity			(5,000,000)	(556,000,000)
Unrecognized tax benefits, accrued interest			622,000,000	636,000,000
Unrecognized tax benefits, accrued penalties			89,000,000	100,000,000
Unrecognized tax benefits, recognized interest			38,000,000	119,000,000
Unrecognized tax benefits, recognized penalties			(8,000,000)	(4,000,000)
Undistributed earnings of foreign subsidiaries			30,000,000,000
Liability for unrecognized tax benefit that, if recognized, would impact the effective tax rate			1,318,000,000
Adopted new accounting guidance on the accounting for uncertainty, decrease to retained earnings		(232,000,000)
Net operating loss carryforwards			1,875,000,000	1,428,000,000
Net Operating Loss, Expiring Within 20 Years
Net operating loss carryforwards			567,000,000
Net Operating Loss, Indefinite Life
Net operating loss carryforwards			1,308,000,000
New Accounting Pronouncement
Adopted new accounting guidance on the accounting for uncertainty, decrease to goodwill		$ (80,000,000)

Reconciliation of the Beginning and Ending Liability for Unrecognized Tax Benefits (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
BEGINNING OF YEAR	$ 2,003	$ 2,582	$ 2,971
Increases in tax positions for prior years	128	116	164
Decreases in tax positions for prior years	(146)	(485)	(576)
Increases in tax positions for current year	193	225	375
Settlements with taxing authorities	(216)	(172)	(260)
Lapse in statute of limitations	(45)	(68)	(200)
Currency translation	(120)	(195)	108
END OF YEAR	$ 1,797	$ 2,003	$ 2,582

Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions	Jun. 30, 2010	Jun. 30, 2009
DEFERRED TAX ASSETS
Pension and postretirement benefits	$ 1,717	$ 1,395
Stock-based compensation	1,257	1,182
Loss and other carryforwards	595	439
Goodwill and other intangible assets	312	331
Accrued marketing and promotion	216	167
Fixed assets	102	114
Unrealized loss on financial and foreign exchange transactions	88	577
Accrued interest and taxes	88	120
Advance payments	16	15
Inventory	35	97
Other	757	885
Valuation allowances	(120)	(104)
TOTAL	5,063	5,218
DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	11,760	11,922
Fixed assets	1,642	1,654
Other	269	146
TOTAL	$ 13,671	$ 13,722

Purchase Obligations (Detail) (USD $) In Millions	Jun. 30, 2010
Purchase commitments, 2011	$ 896
Purchase commitments, 2012	568
Purchase commitments, 2013	528
Purchase commitments, 2014	281
Purchase commitments, 2015	120
Purchase commitments, thereafter	$ 301

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions	12 Months Ended
Jun. 30, 2010
Range of fines relative to Anti-trust violation in other industries	Hundreds of millions of dollars
Reserves for potential fines for competition law violations	$ 245
Service Agreements
Purchase commitments that relate to service contracts that have been outsourced to third-party suppliers	0.45

Operating Lease Payments, Net (Detail) (USD $) In Millions	Jun. 30, 2010
Minimum rental commitments, 2011	$ 282
Minimum rental commitments, 2012	229
Minimum rental commitments, 2013	204
Minimum rental commitments, 2014	164
Minimum rental commitments, 2015	149
Minimum rental commitments, thereafter	$ 486

SEGMENT INFORMATION - Additional Information (Detail) (USD $) In Billions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Net sales in the U.S.	$ 30	$ 29.6	$ 29.7
Assets in the U.S.	$ 70.1	$ 71.9
Wal-Mart Stores Inc And Affiliates
Our largest customer, percentage of consolidated net sales	0.16	0.16	0.16

Global Segment Results (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
NET SALES	$ 78,938		$ 76,694		$ 79,257
Earnings from Continuing Operations Before Income Taxes	15,047		14,413		14,885
NET EARNINGS FROM CONTINUING OPERATIONS	10,946		10,680		11,291
Depreciation and Amortization	3,108		3,016		3,059
Total Assets	128,172	[1]	134,833	[1]	143,992	[1]
Capital Expenditures	3,067		3,238		3,046
BEAUTY & GROOMING GBU | BEAUTY
NET SALES	19,491		18,924		19,666
Earnings from Continuing Operations Before Income Taxes	3,648		3,558		3,673
NET EARNINGS FROM CONTINUING OPERATIONS	2,712		2,664		2,827
Depreciation and Amortization	503		454		450
Total Assets	11,825	[1]	11,987	[1]	12,760	[1]
Capital Expenditures	534		526		462
BEAUTY & GROOMING GBU | GROOMING
NET SALES	7,631		7,408		8,103
Earnings from Continuing Operations Before Income Taxes	2,007		1,900		2,154
NET EARNINGS FROM CONTINUING OPERATIONS	1,477		1,359		1,582
Depreciation and Amortization	625		721		743
Total Assets	21,259	[1]	22,205	[1]	23,302	[1]
Capital Expenditures	259		294		308
HEALTH & WELL-BEING GBU | HEALTH CARE
NET SALES	11,493		11,288		12,087
Earnings from Continuing Operations Before Income Taxes	2,809		2,786		3,030
NET EARNINGS FROM CONTINUING OPERATIONS	1,860		1,835		2,021
Depreciation and Amortization	385		369		372
Total Assets	7,142	[1]	7,206	[1]	8,088	[1]
Capital Expenditures	383		372		420
HEALTH & WELL-BEING GBU | SNACKS AND PET CARE
NET SALES	3,135		3,114		3,204
Earnings from Continuing Operations Before Income Taxes	499		388		409
NET EARNINGS FROM CONTINUING OPERATIONS	326		234		261
Depreciation and Amortization	92		100		102
Total Assets	1,237	[1]	1,123	[1]	1,303	[1]
Capital Expenditures	86		72		78
HOUSEHOLD CARE GBU | FABRIC CARE AND HOME CARE
NET SALES	23,805		23,186		23,714
Earnings from Continuing Operations Before Income Taxes	5,076		4,663		5,060
NET EARNINGS FROM CONTINUING OPERATIONS	3,339		3,032		3,411
Depreciation and Amortization	604		578		599
Total Assets	9,650	[1]	10,419	[1]	11,387	[1]
Capital Expenditures	766		808		763
HOUSEHOLD CARE GBU | BABY CARE AND FAMILY CARE
NET SALES	14,736		14,103		13,898
Earnings from Continuing Operations Before Income Taxes	3,270		2,827		2,700
NET EARNINGS FROM CONTINUING OPERATIONS	2,049		1,770		1,728
Depreciation and Amortization	612		570		612
Total Assets	6,406	[1]	6,259	[1]	6,821	[1]
Capital Expenditures	852		902		763
Corporate
NET SALES	(1,353)	[2]	(1,329)	[2]	(1,415)	[2]
Earnings from Continuing Operations Before Income Taxes	(2,262)	[2]	(1,709)	[2]	(2,141)	[2]
NET EARNINGS FROM CONTINUING OPERATIONS	(817)	[2]	(214)	[2]	(539)	[2]
Depreciation and Amortization	287	[2]	224	[2]	181	[2]
Total Assets	70,653	[1],[2]	75,634	[1],[2]	80,331	[1],[2]
Capital Expenditures	$ 187	[2]	$ 264	[2]	$ 252	[2]

[1]	Prior years' total assets have been updated to reflect a change in management accountability for certain items, primarily accounts receivable, from the reportable segments to Corporate.
[2]	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.

DISCONTINUED OPERATIONS - Additional Information (Detail) (USD $) Share data in Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott), net of assumed and transferred liabilities	$ 2,800,000,000
In connection with the merger, shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock		38,700
Increase of treasury stock as a result of the merger, shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock		2,466,000,000
After-tax gain on the transaction, which is included in net earnings from discontinued operations	$ 1,464,000,000	$ 2,011,000,000

Net Earnings from Discontinued Operations for the Pharmaceuticals and Coffee Businesses (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Net sales	$ 751	$ 3,003	$ 4,245
Earnings from discontinued operations	306	1,124	1,193
Income tax expense	(101)	(379)	(409)
Gain on sale of discontinued operation	2,632	1,896
Income tax benefit (expense) on sale	(1,047)	115
Net earnings from discontinued operations	1,790	2,756	784
Pharmaceuticals Business
Net sales	751	2,335	2,491
Earnings from discontinued operations	306	912	747
Income tax expense	(101)	(299)	(240)
Gain on sale of discontinued operation	2,632
Income tax benefit (expense) on sale	(1,047)
Net earnings from discontinued operations	1,790	613	507
Coffee Business
Net sales		668	1,754
Earnings from discontinued operations		212	446
Income tax expense		(80)	(169)
Gain on sale of discontinued operation		1,896
Income tax benefit (expense) on sale		115
Net earnings from discontinued operations		$ 2,143	$ 277

Quarterly Results (Unaudited) (Detail) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2010	Jun. 30, 2009
NET SALES	$ 18,926	$ 19,178	$ 21,027	$ 19,807	$ 18,084	$ 17,864	$ 19,763	$ 20,983	$ 78,938	$ 76,694
OPERATING INCOME	2,950	3,968	4,655	4,448	3,380	3,553	4,055	4,386	16,021	15,374
GROSS MARGIN	0.495	0.519	0.537	0.526	0.49	0.49	0.504	0.497	0.52	0.495
NET EARNINGS:
Earnings from continuing operations	2,185	2,585	3,149	3,027	2,323	2,429	2,813	3,115	10,946	10,680
Earnings from discontinued operations			1,510	280	148	184	2,191	233	1,790	2,756
NET EARNINGS	$ 2,185	$ 2,585	$ 4,659	$ 3,307	$ 2,471	$ 2,613	$ 5,004	$ 3,348	$ 12,736	$ 13,436
COMMON SHARE:
Earnings from continuing operations	$ 0.71	$ 0.83	$ 1.01	$ 0.97	$ 0.75	$ 0.78	$ 0.89	$ 0.96	$ 3.53	$ 3.39
Earnings from discontinued operations			$ 0.48	$ 0.09	$ 0.05	$ 0.06	$ 0.69	$ 0.07	$ 0.58	$ 0.87
DILUTED NET EARNINGS PER COMMON SHARE	$ 0.71	$ 0.83	$ 1.49	$ 1.06	$ 0.8	$ 0.84	$ 1.58	$ 1.03	$ 4.11	$ 4.26